Federated Investors
World-Class Investment Manager

Federated Limited Term Fund

Established 1991

A Portfolio of Federated Fixed Income Securities, Inc.

11TH ANNUAL REPORT

November 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Limited Term Fund

President's Message

Dear Fellow Shareholder:

Federated Limited Term Fund was created in 1991, and this is its 11th Annual Report. As of November 30, 2002, the fund had assets of $332.9 million.

The fund invests in selected short-term bonds including asset-backed securities issued by banks, mortgage-backed securities and U.S. Treasury notes. Approximately 78% of the fund's issues are rated A or better, and these issues have average maturities of two to three years that provide the potential for generous current income. The fund holds securities with maturities between money market funds (i.e., 40-60 days) and government issues (i.e., 1-3 years), and as a result, shareholders can generally expect higher income than money market fund instruments1 and lower income than longer term government bond funds.

This report covers the 12-month reporting period from December 1, 2001 through November 30, 2002. It begins with an interview with the fund's portfolio manager, Randall S. Bauer, Vice President of Federated Investment Management Company. Following his discussion are two additional items of shareholder interest. First is a complete listing of the fund's holdings, and second is the publication of the fund's financial statements.

1 Unlike the fund, money market funds seek to maintain a stable $1.00 share value.

Individual share class total return performance for the 12-month reporting period, including income distributions, follows.2

	Total Return	Income	Net Asset Value Change
Class A Shares	0.44%	$0.422	$9.51 to $9.13 = (4.00)%
Class F Shares	0.54%	$0.431	$9.51 to $9.13 = (4.00)%

Thank you for participating in Federated Limited Term Fund as a way to pursue a competitive income stream in all types of bond market environments. Remember, reinvesting your monthly dividends is a convenient way to build your account and help your money grow through the benefit of compounding.

As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
January 15, 2003

2 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A and F Shares were (0.61)% and (1.46)%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

Randall S. Bauer

Vice President

Federated Investment Management Company

Investment Review

What was the state of the economy, what changes did the Federal Reserve Board make in interest rates and how did short-term bonds perform over the past 12 months?

Fund management's prognosis for the economy in 2002 was a scenario of slow, unspectacular growth, and that is what generally transpired. After lowering the Federal Funds Target Rate from 2.00% to 1.75% on December 10, 2001, the Federal Reserve Board (the "Fed") did not move rates again until November 2002. After having lowered the target rate five times previously in 2001, the Fed likely believed it had made the necessary adjustments to monetary policy to stimulate the U.S. economy, though investors in the short end of the yield curve took a different view. Concerns over global conflict, corporate accounting practices and continued equity market weakness drove Treasury note yields down by approximately 100 basis points in the two-year portion of the curve (the portion of the yield curve where the fund generally invests) during the period. The Fed's decision to lower the target rate by an additional 50 basis points to 1.25% in November 2002 was no doubt heavily influenced by the same concerns which caused market yields to decline ahead of its action.

How did Federated Limited Term Fund perform in terms of total return and income?

For the fiscal year ended November 30, 2002, the fund's Class A Shares produced a total return of 0.44%, based on net asset value, and paid monthly dividends totaling $0.422 per share. The fund's Class F Shares produced a total return of 0.54%, based on net asset value, and paid monthly dividends totaling $0.431 per share. The fund underperformed the 3.32% average return of its peers in the Lipper Short Term Investment Grade Debt Funds category.1

1 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.

Why did the fund underperform its peers?

The fund's performance for the reporting period reflected its general positioning based on our view of the economic prospects for 2002. The above-referenced belief in a slowly growing economy leading to higher short-term bond yields led to a shorter duration posture.2 It also led to the increasing of the fund's lower investment grade and non-investment grade allocations in anticipation of tighter credit spreads. As the year unfolded, despite an economic outcome which was generally as expected, market yields actually dropped, and credit spreads widened in the lower investment grade and non-investment grade sectors of both the corporate and asset-backed markets. In some cases, spreads widened dramatically. Even though credit markets have fared somewhat better of late, the net result of being more exposed to credit risk and less exposed to interest rate movements caused the fund's performance to fall short of its peer group average.

This fund is a short step out the yield curve from a money market fund. Did it deliver more income over the reporting period than the average money market fund?

Yes. With the yield curve now more steeply sloped than historical averages, one need not accept much more in the way of interest rate risk to generate a significant income advantage over money funds, and that is what happened during the fund's reporting period. On the other hand, it is always important to remember that once one moves out the curve from the area where a money fund invests, one also has to be willing to accept the fact that net asset values will fluctuate. The key question to be asked is, "Is the risk/reward profile of making such a move an attractive one?" In other words, will the additional current income translate into additional total return after taking into account any net asset value fluctuation? History shows that this has been the case most, though not all, of the time. Of course, past performance is no guarantee of future results.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

What changes did you make during the reporting period in terms of the fund's duration, sector allocation and credit quality?

As mentioned above, the fund was positioned "short" during the period under review, carrying a duration in the range of 1.4 to 1.5 years, as compared with its duration benchmark, the Merrill Lynch 1-3 Year Short Term Corporate Bond Index,3 which generally maintains a duration in the 1.7 to 2.9 year range. This duration positioning has not changed, as we continue to believe that the possible benefit of a longer duration is small compared to the protection offered by a shorter duration approach when rates do start to head back up.

In terms of sector allocation, the fund increased its exposure to less risky assets in an effort to maintain a more stable net asset value. Government securities accounted for almost 15% of the portfolio at period end, which is high relative to historical norms. Asset-backed securities, generally a higher quality sector, accounted for 56% of the portfolio as compared with 50% at the end of the prior fiscal year. Corporate issues were down to 14% of the portfolio from 17%, and mortgage-backed securities were down from 14% to 9%, the latter in an effort to mitigate cash flow uncertainty.

In terms of overall credit quality, AAA-rated issues totaled 67% of assets at the period end, compared with 60% at the end of the prior period, and assets below an A-rating comprised only 23% of the portfolio, compared with 30% previously.

3 Merrill Lynch 1-3 Year Short Term Corporate Bond Index is an unmanaged index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch & Co., Inc.

What were the fund's top five holdings as of November 30, 2002?

Name/Coupon/Maturity	Percentage of Net Assets
U.S. Treasury Note, 2.125%, due 10/31/2004	3.0%
U.S. Treasury Note, 3.25%, due 8/15/2007	3.0%
U.S. Treasury Note, 5.75%, due 11/15/2005	2.9%
Federal National Mortgage Association, 6.00%, due 12/15/2005	2.6%
Peco Energy Transition Trust, 1999-A 5.80%, due 3/1/2007	1.6%
TOTAL	13.1%

What was the fund's quality composition as of November 30, 2002?

Percentage of Net Assets
AAA	67%
AA	5%
A	6%
BBB	17%
BB or lower	5%

What is your outlook for the U.S. economy, short-term interest rates, and the short-term bond market as we enter 2003?

We remain of the opinion that the U.S. economy is staging a slow recovery. At this point, it does not appear that there will be a "double-dip" relapse into recession. There can be little doubt, however, that the situation will have to be monitored closely, and that any renewed weakness in the equity markets (i.e., a retesting of the market lows hit in the mid-summer and early autumn of 2002) might signal that the recovery has indeed run out of steam. There does not appear to be a high probability that the economy will begin to fire on all cylinders anytime soon. In such a "steady-as-she-goes" environment, the incremental yield offered by short-term bond products like Federated Limited Term Fund may well offer the investor an attractive risk/reward trade-off in the coming year.

Federated Limited Term Fund--Class A Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Limited Term Fund (Class A Shares) (the "Fund") fromNovember 30, 1992 to November 30, 2002compared to the Merrill Lynch 1-3 Year Short-Term Corporate Bond Index (ML1-3STC)2 and the Lipper Short-Term Investment Grade Debt Funds Average (LSIGDFA).3

Average Annual Total Returns[4] for the Period Ended 11/30/2002
1 Year	(0.61)%
5 Years	3.99%
10 Years	4.97%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investors' shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3STC is an unmanaged index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch & Co., Inc. The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in a fund's performance. The index is unmanaged.

3 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. The figure does not reflect any sales charge.

4 Total returns quoted reflect all applicable sales charges.

Federated Limited Term Fund--Class F Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Limited Term Fund (Class F Shares) (the "Fund") fromSeptember 1, 1993 (start of performance) to November 30, 2002compared to the Merrill Lynch 1-3 Year Short-Term Corporate Bond Index (ML1-3STC)2 and the Lipper Short-Term Investment Grade Debt Funds Average (LSIGDFA).3

Average Annual Total Returns[4] for the Period Ended 11/30/2002
1 Year	(1.46)%
5 Years	4.10%
Start of Performance (9/1/1993)	4.69%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investors' shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A contingent deferred sales charge of 1.00% would be imposed on any redemption less than four years fro the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3STC is an unmanaged index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch & Co., Inc. The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged.

3 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. The figure does not reflect any sale charge.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

November 30, 2002

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--0.2%
		Government Agency--0.2%
$239,843	[1]	FHLMC ARM 4.85%, 9/1/2019	$247,901
233,343	[1]	FHLMC ARM 4.58%, 12/1/2018	240,376
131,517	[1]	FNMA ARM 6.37%, 12/1/2020	133,712

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $617,153)	621,989

		ASSET-BACKED SECURITIES--56.6%
		Automobile--22.2%
5,000,000		ANRC Auto Owner Trust 2001-A, Class A3, 3.76%, 10/17/2005	5,059,000
786,116		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	797,239
3,000,000		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	3,149,181
2,000,000		Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	2,043,400
2,393,267		Chase Manhattan Auto Owner Trust 2001-A, Class A3, 4.55%, 8/15/2005	2,436,896
3,000,000	[1]	Chase Manhattan Auto Owner Trust 2001-B, Class A3, 3.09%, 11/15/2005	3,028,470
2,000,000		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	2,037,620
3,000,000		DaimlerChrysler Auto Trust 2000-E, Class A3, 6.11%, 11/8/2004	3,053,850
5,000,000		DaimlerChrysler Auto Trust 2001-C, Class A3, 4.21%, 7/6/2005	5,110,700
2,000,000	[1]	DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.441%, 5/15/2007	2,003,200
2,447,339	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	2,482,532
2,000,000		Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.83%, 2/15/2006	2,041,140
4,000,000	[4]	Household Automotive Trust 2001-3, Class A3, 3.68%, 4/17/2006	4,056,040
5,000,000	[2,3]	Hyundai Auto Receivables Trust 2001-A, Class A3, 4.47%, 3/15/2006	5,121,500
3,000,000	[2,3]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	3,000,619
1,741,879		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	1,768,530
3,000,000	[2,3]	Long Beach Auto Receivables Trust 2001-1, Class A3, 5.198%, 3/13/2006	3,068,910
4,500,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	4,711,995
2,669,500		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	2,837,340
2,042,304		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	2,117,078
253,953		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	262,530
2,061,846		Mellon Auto Grantor Trust 2000-2, Class B, 6.67%, 7/15/2007	2,152,609
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Automobile--continued
$5,000,000		Nissan Auto Receivables Owner Trust 2001-C, Class A3, 4.31%, 5/16/2005	$5,083,450
128,692	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	129,812
140,280	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	141,473
107,952		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	108,609
3,000,000		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	3,066,750
3,000,000		World Omni Automobile Receivables Trust, Class A3, 3.79%, 11/21/2005	3,053,580

		TOTAL	73,924,053

		Credit Card--5.9%
451,136	[2]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	452,476
4,000,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	4,066,240
2,500,000	[1]	First Consumers Master Trust 2001-A, Class B, 2.481%, 9/15/2008	2,227,550
2,825,000		Fleet Credit Card Master Trust II 2001-C, Class A, 3.86%, 3/15/2007	2,886,726
3,000,000		J.C.Penney Master Credit Card Trust E, Class A, 5.50%, 6/15/2007	3,090,480
4,000,000	[2,3]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	4,287,400
1,000,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	1,101,170
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,599,900

		TOTAL	19,711,942

		Home Equity Loan--15.1%
27,200,619		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	2,158,641
1,897,183	[2]	AQ Finance NIM Trust 2002-1, Class NOT, 9.50%, 6/25/2032	1,831,977
771,883	[2,3]	Ameriquest Mortgage Securities I 2001-2, Class NIM, 9.00%, 10/25/2031	756,445
25,000,000		Ameriquest Mortgage Securities, Inc. 2002-3, Class S, 6.00%, 8/25/2032	2,336,000
1,760,572		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.745%, 4/20/2027	1,773,002
21,800,000		Asset Backed Funding Certificate 2002-OPT1, Class AIO, 6.00%, 3/25/2005	1,941,508
4,000,000		Asset Backed Funding Certificate 2002-WF2, Class A2, 2.859%, 9/25/2004	4,035,000
903,876	[2]	CapitalSource Commercial Loan Trust 2002-2A, Class A, 1.938%, 9/20/2010	903,876
48,461,538		Centex Home Equity 2002-B, Class AIO, 6.00%, 11/25/2003	1,959,785
42,008,500		Centex Home Equity 2002-C, Class AIO, 6.00%, 8/25/2004	2,100,425
398,102	[1]	Chase Funding Mortgage Loan Asset-Backed Certificates 1999-1, Class IIB, 4.13%, 6/25/2028	401,239
203,955		Cityscape Home Equity Loan Trust 1997-4, Class B, 7.94%, 10/25/2018	203,062
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$3,055,000		Conseco Finance 2001-B, Class 1A3, 5.808%, 6/15/2032	$3,107,885
33,576,923		Conseco Finance 2001-D, Class AIO, 8.80%, 11/15/2032	2,591,803
2,783,880		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.36%, 1/15/2024	2,912,885
115,506		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	118,802
26,000,000		Equity One ABS, Inc. 2001-3, Class AIO, 6.00%, 11/25/2003	1,525,680
1,416,568	[2]	First Franklin Nim Trust 2001-FF2, Class NOTE, 8.35%, 11/25/2031	1,406,837
1,028,879	[2]	First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	1,039,785
3,057,063		First Plus Home Loan Trust 1997-4, Class M1, 7.14%, 9/11/2023	3,219,668
207,113		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	206,817
2,000,000		Green Tree Home Improvement Loan Trust 1997-C, Class B2, 7.59%, 8/15/2028	1,344,900
94,006		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	97,809
2,994,919	[1]	Impac CMB Trust 2002-7, Class A, 1.81%, 11/25/2032	2,998,722
316,681		Independent National Mortgage Corp. Home Equity 1997-A, Class BF, 7.39%, 10/25/2028	322,065
1,133,188		Indymac Home Equity Loan Asset-Backed Trust 1998-A, Class AF4, 6.31%, 10/25/2029	1,155,228
1,300,000	[1]	Indymac Home Equity Loan Asset-Backed Trust 2001-A, Class AF6, 6.537%, 11/25/2030	1,395,966
18,038,000		Irwin Home Equity 2001-2, Class AIO, 10.00%, 3/25/2004	2,185,123
635,053	[2]	Long Beach Asset Holdings Corp. 2001-3, Class NOTE, 7.87%, 9/25/2031	624,340
1,077,397		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	1,138,917
1,243,426	[2]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	746,057
284,173		NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	204,605
80,850	[2]	Option One Mortgage Securities Corp. 1999-4, Class CTF, 9.66%, 9/26/2031	80,941
1,329,954	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	1,296,373
247,059	[1]	Saxon Asset Securities Trust 2000-2, Class AV1, 1.64%, 7/25/2030	247,593

		TOTAL	50,369,761

		Manufactured Housing--3.6%
750,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	594,623
1,250,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	640,512
1,829,267		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,880,468
2,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 3/15/2028	1,086,458
605,828		Green Tree Financial Corp. 1998-2, Class A5, 6.24%, 11/1/2016	621,422
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--continued
$4,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	$1,610,080
3,500,000		Lehman ABS Manufactured Housing Contract 2001-B, Class A2, 3.70%, 11/15/2010	3,547,299
2,000,000	[2]	Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	1,350,000
500,000	[1]	Vanderbilt Mortgage Finance 1999-A, Class 2B2, 4.239%, 6/7/2016	487,180

		TOTAL	11,818,042

		Marine Receivable--0.1%
439,676		CIT Marine Trust 1999-A, Class A2, 5.80%, 4/15/2010	440,438

		Other--6.5%
98,073	[2]	Bosque Asset Corp., Class 1, 7.66%, 6/5/2004	19,615
5,000,000		CIT Equipment Collateral 2001-A, Class A3, 4.32%, 5/20/2005	5,101,950
216,741		Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	217,300
2,984,063		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	3,062,830
32,175,893		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class AP-IO, 5.00%, 8/15/2025	2,088,859
1,000,000	[1,2]	Embarcadero Aircraft Securitization Trust 2000-A, Class A, 1.86%, 8/15/2025	780,000
2,643,171	[2]	FMAC Loan Receivables Trust 1997-A, Class A-X, 2.77%, 4/15/2019	145,374
2,321,512	[2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	2,379,178
2,200,000		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	1,659,966
3,000,000		John Deere Owner Trust 2001-A, Class A3, 3.26%, 10/17/2005	3,041,555
1,991,699		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	2,016,635
1,052,438		Tobacco Settlement Revenue Management Authority, SC, Class A, 7.66%, 5/15/2016	1,126,413

		TOTAL	21,639,675

		Utilities--3.2%
2,780,000		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1, Class A6, 6.38%, 9/25/2008	2,993,893
886,763		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A5, 6.19%, 9/25/2005	902,016
1,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,077,760
212,630		Peco Energy Transition Trust 1999-A, Class A2, 5.63%, 3/1/2005	214,837
5,000,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	5,282,450

		TOTAL	10,470,956

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $193,771,788)	188,374,867

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.9%
		Commercial Mortgage--0.1%
$3,242,503		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.294%, 4/18/2029	$138,572

		Government Agency--0.4%
14,772,455		Federal Home Loan Mortgage Corp., Series 2416, Class PI, 6.00%, 8/15/2012	1,203,877
61,901		Federal National Mortgage Association, Series 1998-73, Class A, 6.50%, 1/25/2029	61,901

		TOTAL	1,265,778

		Whole Loan--8.4%
798,050	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	741,691
502,307	[1]	Citicorp Mortgage Securities, Inc. 1992-18, Class A1, 4.87%, 11/25/2022	515,166
273,394	[2]	GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	240,114
2,012,829		GE Capital Mortgage Services, Inc. 1998-16, Class A3, 6.50%, 10/25/2013	2,096,764
4,000,000		GSR Mortgage Loan Trust 2002-10, Class A2B, 3.322%, 11/25/2032	4,020,000
1,386,834		GSR Mortgage Loan Trust 2002-5, Class A1B, 3.605%, 1/25/2032	1,393,131
3,000,000		GSR Mortgage Loan Trust 2002-9, Class A2B, 3.419%, 10/25/2032	3,035,264
3,000,000	[1,2]	Harwood Street Funding I LLC 2001-1A, Class CTF, 3.19%, 9/20/2004	2,988,750
2,278,703		Headlands Mortgage Securities, Inc. 1997-3, Class B3, 7.75%, 3/25/2027	2,274,385
1,535,000		Mellon Residential Funding Corp. 1998-TBC1, Class B3, 6.60475%, 10/25/2028	1,558,900
535,000	[1,2]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.592%, 10/25/2028	428,337
236,713		Norwest Asset Securities Corp. 1997-10, Class A4, 7.00%, 8/25/2027	241,566
3,715,562		PNC Mortgage Securities Corp. 1997-2, Class B1, 7.50%, 3/25/2027	3,869,758
348,135	[1,2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.852%, 10/26/2023	272,416
1,510,029		Residential Accredit Loans, Inc. 2001-QS3, Class NB1, 7.25%, 3/25/2031	1,519,905
907,342		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	921,605
1,054,727		Residential Funding Mortgage Securities I 1997-S17, Class A14, 7.00%, 11/25/2027	1,067,020
856,761	[2]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 7.068%, 1/28/2025	662,388
223,115		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	227,557

		TOTAL	28,074,717

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $29,686,395)	29,479,067

Principal Amount			Value
		CORPORATE BONDS--13.6%
		Aerospace & Defense--0.6%
$2,000,000		Raytheon Co., Note, 6.30%, 3/15/2005	$2,092,300

		Automotive--0.8%
1,000,000	[2,3]	Dana Corp., Note, 7.25%, 12/16/2002	1,005,000
1,500,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	1,492,965

		TOTAL	2,497,965

		Banking--0.7%
2,175,000		Security Capital Group, Inc., Sr. Note, 6.95%, 6/15/2005	2,315,614

		Beverage & Tobacco--0.3%
1,000,000		Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	1,048,350

		Broadcast Radio & TV--0.5%
1,650,000	[4]	Clear Channel Communications, Inc., 7.25%, 9/15/2003	1,688,494

		Consumer Products--0.3%
1,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	1,086,250

		Finance - Automotive--1.2%
2,000,000		Ford Motor Credit Co., Note, 6.625%, 6/30/2003	2,027,380
2,000,000		General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	2,013,080

		TOTAL	4,040,460

		Finance - Retail--0.6%
2,000,000		Sears Roebuck Acceptance Corp., Unsecd. Note, 7.00%, 6/4/2003	2,021,240

		Financial Intermediaries--1.4%
2,000,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	2,147,100
2,500,000		Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	2,640,550

		TOTAL	4,787,650

		Food & Drug Retailers--2.6%
2,000,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	2,114,240
4,000,000		Meyer (Fred), Inc., Sr. Note, 7.375%, 3/1/2005	4,347,000
1,975,000		Safeway, Inc., 6.15%, 3/1/2006	2,080,603

		TOTAL	8,541,843

Principal Amount			Value
		CORPORATE BONDS--continued
		Forest Products--0.6%
$2,000,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	$2,077,840

		Insurance--0.2%
750,000		HSB Group, Inc., Company Guarantee, 2.685%, 7/15/2027	705,367

		Oil & Gas--1.0%
3,000,000		Conoco, Inc., 5.45%, 10/15/2006	3,176,850

		Real Estate--1.0%
3,000,000		EOP Operating LP, 7.375%, 11/15/2003	3,120,390

		Retailers--0.6%
2,000,000	[4]	Wal-Mart Stores, Inc., 4.15%, 6/15/2005	2,083,400

		Telecommunications & Cellular--1.2%
2,000,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	1,977,320
2,000,000		Verizon Wireless, Inc., Note, 2.22%, 12/17/2003	1,966,500

		TOTAL	3,943,820

		TOTAL CORPORATE BONDS (IDENTIFIED COST $44,369,989)	45,227,833

		MORTGAGE BACKED SECURITIES--0.1%
		Government Agency--0.1%
188,998		Federal Home Loan Mortgage Corp., Pool N96391, 6.00%, 4/1/2003	189,608
243,821		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	265,765

		TOTAL MORTGAGE BACK SECURITIES (IDENTIFIED COST $435,222)	455,373

		GOVERNMENT AGENCY--3.9%
4,000,000		Federal National Mortgage Association, Note, 5.125%, 2/13/2004	4,157,600
8,000,000	[4]	Federal National Mortgage Association, Note, 6.00%, 12/15/2005	8,726,000

		TOTAL GOVERNMENT AGENCY (IDENTIFIED COST $12,813,463)	12,883,600

		U.S. TREASURY NOTES--10.8%
3,000,000		4.75%, 1/31/2003	3,017,760
10,000,000	[4]	2.125%, 10/31/2004	10,023,500
9,000,000		5.75%, 11/15/2005	9,820,440
3,000,000	[4]	3.50%, 11/15/2006	3,060,900
10,000,000		3.25%, 8/15/2007	10,016,700

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $35,830,914)	35,939,300

Shares			Value
		MUTUAL FUNDS--5.3%
1,441,404		High Yield Bond Portfolio	$8,806,981
8,712,314		Prime Value Obligations Fund, IS Shares	8,712,314

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $19,484,020)	17,519,295

		TOTAL INVESTMENTS (IDENTIFIED COST $337,008,944)[5]	$330,501,324

1 Denotes variable rate securities, which shows current rate and final maturity date.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2002, these securities amounted to $38,384,216 which represents 11.5% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $17,239,874 which represents 5.2% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

5 The cost of investments for federal tax purposes is $337,031,482. The net unrealized depreciation of investments on a federal tax basis amounts to $6,530,158 which is comprised of $4,481,200 appreciation and $11,011,358 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($332,876,476) at November 30, 2002.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
IO	--Interest Only

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002

Assets:
Total investments in securities, at value (identified cost $337,008,944)		$330,501,324
Cash		29,030
Income receivable		2,497,228
Receivable for investments sold		372,591
Receivable for shares sold		2,528,905
Short-term investments held as collateral for securities lending		27,385,558
Receivable for daily variation margin		33,463

TOTAL ASSETS		363,348,099

Liabilities:
Payable for shares redeemed	$1,895,463
Income distribution payable	1,054,934
Payable for collateral due to broker	27,385,558
Accrued expenses	135,668

TOTAL LIABILITIES		30,471,623

Net assets for 36,466,934 shares outstanding		$332,876,476

Net Assets Consist of:
Paid in capital		$356,762,829
Net unrealized depreciation of investments		(6,507,620)
Accumulated net realized loss on investments and futures contracts		(16,918,583)
Distributions in excess of net investment income		(460,150)

TOTAL NET ASSETS		$332,876,476

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($322,539,506 ÷ 35,334,507 shares outstanding)		$9.13

Offering price per share (100/99.00 of $9.13)[1]		$9.22

Redemption proceeds per share		$9.13

Class F Shares:
Net asset value per share ($10,336,970 ÷ 1,132,427 shares outstanding)		$9.13

Offering price per share (100/99.00 of $9.13)[1]		$9.22

Redemption proceeds per share (99.00/100 of $9.13)[1]		$9.04

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2002

Investment Income:
Dividends			$2,117,549
Interest (including income on securities loaned of $15,196)			19,243,793

TOTAL INCOME			21,361,342

Expenses:
Investment adviser fee		$1,551,367
Administrative personnel and services fee		291,657
Custodian fees		27,965
Transfer and dividend disbursing agent fees and expenses		165,013
Directors'/Trustees' fees		3,270
Auditing fees		13,107
Legal fees		6,219
Portfolio accounting fees		104,648
Distribution services fee--Class A Shares		1,886,025
Distribution services fee--Class F Shares		15,955
Shareholder services fee--Class A Shares		943,013
Shareholder services fee--Class F Shares		26,592
Share registration costs		31,472
Printing and postage		33,136
Insurance premiums		1,164
Taxes		23,671

TOTAL EXPENSES		5,124,274

Waivers and Reimbursement:
Waiver of distribution services fee--Class A Shares	$(1,061,346)
Waiver of distribution services fee--Class F Shares	(3,351)
Reimbursement of investment adviser fee	(3,714)

TOTAL WAIVERS AND REIMBURSEMENT		(1,068,411)

Net expenses			4,055,863

Net investment income			17,305,479

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(7,547,775)
Net realized loss on futures contracts			(680,374)
Net change in unrealized appreciation of investments and futures contracts			(7,634,223)

Net realized and unrealized loss on investments and futures contracts			(15,862,372)

Change in net assets resulting from operations			$1,443,107

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,305,479	$11,516,204
Net realized loss on investments and futures contracts	(8,228,149)	(2,002,341)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(7,634,223)	4,744,821

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,443,107	14,258,684

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(17,051,526)	(11,160,095)
Class F Shares	(490,417)	(520,892)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,541,943)	(11,680,987)

Share Transactions:
Proceeds from sale of shares	371,181,365	523,656,789
Net asset value of shares issued to shareholders in payment of distributions declared	11,336,343	9,346,572
Cost of shares redeemed	(478,689,854)	(212,530,175)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(96,172,146)	320,473,186

Change in net assets	(112,270,982)	323,050,883

Net Assets:
Beginning of period	445,147,458	122,096,575

End of period (including distributions in excess of net investment income of $(460,150) and $(319,991), respectively)	$332,876,476	$445,147,458

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$9.51	$9.30	$9.45	$9.82	$9.95
Income From Investment Operations:
Net investment income	0.41	0.54	0.63	0.57	0.60
Net realized and unrealized gain (loss) on investments and futures contracts	(0.37)	0.20	(0.14)	(0.35)	(0.13)

TOTAL FROM INVESTMENT OPERATIONS	0.04	0.74	0.49	0.22	(0.47)

Less Distributions:
Distributions from net investment income	(0.42)	(0.53)	(0.64)	(0.59)	(0.60)

Net Asset Value, End of Period	$9.13	$9.51	$9.30	$9.45	$9.82

Total Return[1]	0.44%	8.18%	5.42%	2.31%	4.81%

Ratios to Average Net Assets:

Expenses	1.05%	1.18%	1.17%	1.10%	1.10%

Net investment income	4.46%	5.25%	6.68%	5.98%	6.02%

Expense waiver/reimbursement[2]	0.28%	0.24%	0.40%	0.37%	0.47%

Supplemental Data

Net assets, end of period (000 omitted)	$322,540	$432,539	$114,137	$139,452	$101,213

Portfolio turnover	38%	24%	30%	29%	93%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period:	$9.51	$9.30	$9.45	$9.82	$9.95
Income From Investment Operations:
Net investment income	0.43	0.51	0.64	0.57	0.61
Net realized and unrealized gain (loss) on investments and futures contracts	(0.38)	0.25	(0.14)	(0.34)	(0.13)

TOTAL FROM INVESTMENT OPERATIONS	0.05	0.76	0.50	0.23	0.48

Less Distributions:
Distributions from net investment income	(0.43)	(0.55)	(0.65)	(0.60)	(0.61)

Net Asset Value, End of Period	$9.13	$9.51	$9.30	$9.45	$9.82

Total Return[1]	0.54%	8.32%	5.52%	2.42%	4.91%

Ratios to Average Net Assets:

Expenses	0.95%	1.02%	1.07%	1.00%	1.00%

Net investment income	4.55%	5.59%	6.78%	6.00%	6.09%

Expense waiver/reimbursement[2]	0.03%	0.05%	0.15%	0.12%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$10,337	$12,609	$7,960	$9,520	$13,358

Portfolio turnover	38%	24%	30%	29%	93%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Term Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income consistent with minimum fluctuation in principal value through compilation of a portfolio, the weighted-average duration of which will at all times be limited to three years or less.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

United States government securities, listed corporate bonds, other fixed-income securities, asset backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to various book and tax adjustments. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$(8,964,277)	$96,305	$8,867,972

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of November 30, 2002, the tax composition of dividends was as follows:

Ordinary income	$17,541,943

Long-term capital gains	--

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$585,671

Undistributed long-term capital gains	--

Unrealized depreciation	$6,530,158

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax treatment of wash sales loss deferrals.

At November 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $16,956,174, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$ 1,407,407

2004	$ 97,949

2005	$ 261,311

2007	$3,092,726

2008	$ 1,717,623

2009	$2,001,771

2010	$ 8,377,387

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2002, the Fund had realized losses of $680,374 for futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2002, the Fund had no outstanding futures contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$26,554,156	$27,385,558

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted illiquid security held at November 30, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
AQ Finance NIM Trust 2002-1, 9.50%, 6/25/2032	03/15/2002	$1,896,064

Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, 6.25%, 12/1/2003	01/09/1997	375,485

Bayview Financial Acquisition Trust 1998-I, 8.21%, 5/25/2029	05/14/1998	795,394

Bosque Asset Corp., 7.66%, 6/5/2004	06/19/1997	125,761

CapitalSource Commercial Loan Trust 2002-2A, 1.938%, 9/20/2010	10/25/2002	856,077

Embarcadero Aircraft Securitization Trust 2000-A, 1.86%, 8/15/2025	08/17/2000	1,000,000

First Franklin Nim Trust 2001-FF2, 8.35%, 11/25/2031	11/14/2001	1,261,680

First Plus Home Loan Trust 1997-3, 8.50%, 11/10/2023	09/27/2001	936,488

First Tennessee Financial Auto Securitization Trust 2002-A, 3.55%, 7/15/2008	06/10/2002	2,351,522

FMAC Loan Receivables Trust 1997-A, 2.77%, 4/15/2019	06/16/1997	382,164

GE Capital Mortgage Services, Inc. 1994-3, 6.50%, 1/25/2024	07/10/1997	185,489

Security	Acquisition Date	Acquisition Cost
Great American Leasing Receivables 2002-1, 4.91%, 7/15/2007	03/22/2002	$ 2,237,806

Harwood Street Funding I LLC 2001-1A, 3.19%, 9/20/2004	11/30/2001	3,000,000

Long Beach Asset Holdings Corp. 2001-3, 7.87%, 9/25/2031	10/02/2001	634,954

Mellon Residential Funding Corp. 1998-TBC1, 6.592%, 10/25/2008	12/16/1998	535,303

Merit Securities Corp., 7.98%, 7/28/2033	05/18/1999	1,982,816

Merrill Lynch Mortgage Investors, Inc. 1998-FF3, 5.50%, 11/20/2029	05/11/1999	1,202,433

Option One Mortgage Securities Corp. 1999-4, 9.66%, 9/26/2031	08/15/2001	80,843

Paragon Auto Receivables Owner Trust 1998-A, 7.47%, 11/15/2004	05/14/1998	117,936

Paragon Auto Receivables Owner Trust 1998-B, 7.03%, 3/15/2005	09/09/1998	129,061

Resecuritization Mortgage Trust 1998-A, 7.852%, 10/26/2023	02/12/1999	299,940

Saxon Asset Securities Trust 1998-1, 8.00%, 12/25/2027	03/05/1998 -- 05/21/1999	1,288,790

SMFC Trust Asset-Backed Certificates, Series 1997-A, 7.068%, 1/28/2025	02/04/1998 - 02/05/1998	769,418

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A	1,000,000,000
Class F	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2002		2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	39,196,361	$366,581,379	54,427,939	$517,284,562
Shares issued to shareholders in payment of distributions declared	1,183,189	11,053,827	953,555	9,039,713
Shares redeemed	(50,535,697)	(471,969,830)	(22,165,569)	(210,332,487)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,156,147)	$(94,334,624)	33,215,925	$315,991,788

Year Ended November 30	2002		2001
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	493,378	$4,599,986	669,831	$6,372,227
Shares issued to shareholders in payment of distributions declared	30,241	282,516	32,402	306,859
Shares redeemed	(717,528)	(6,720,024)	(232,098)	(2,197,688)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(193,909)	$(1,837,522)	470,135	$4,481,398

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,350,056)	$(96,172,146)	33,686,060	$320,473,186

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Class F Shares	0.15%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities, (and in-kind contributions), for the year ended November, 2002, were as follows:

Purchases	$ 86,175,656

Sales	$153,486,455

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2002, were as follows:

Purchases	$49,855,495

Sales	$35,478,919

Federal Income Tax Information (Unaudited)

For the year ended November 30, 2002 the Fund did not designate any long-term capital gains dividends.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED LIMITED TERM FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Limited Term Fund (the "Fund") (a portfolio of Federated Fixed Income Securities, Inc.) as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Federated Limited Term Fund as of November 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 7, 2003

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR AND CHAIRMAN Began serving: October 1991	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 DIRECTOR AND PRESIDENT Began serving: January 2000

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Positions: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT

Jeff A. Kozemchak is Vice President of the Corporation. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Limited Term Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31417P106
Cusip 31417P205

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01176-01 (1/03)

Federated Investors
World-Class Investment Manager

Federated Limited Term Municipal Fund

Established 1993

A Portfolio of Federated Fixed Income Securities, Inc.

9TH ANNUAL REPORT

November 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Limited Term Municipal Fund

President's Message

Dear Shareholder:

Federated Limited Term Municipal Fund was created in 1993, and I am pleased to present its ninth Annual Report. This is a short-term municipal fund providing tax-free income1 for investors who desire a high-quality portfolio with a yield higher than a tax-free money market fund.2 As of November 30, 2002, the fund's net assets totaled $243 million. The fund's securities have an average effective maturity of 2.3 years and hold a "AA-" average portfolio credit quality rating. On November 30, 2002, the fund's broadly diversified portfolio held 182 municipal securities, which included bonds to finance state and local infrastructure, hospitals, electric and gas utilities, and education projects.

This fund provides a conservative investment approach for tax-free income.2 Its maturity places it between tax-free money market fund instruments and intermediate maturity municipal bonds.

This report covers the 12-month period from December 1, 2001 through November 30, 2002. It begins with an interview with the fund's portfolio manager, Jeff A. Kozemchak, Senior Vice President of Federated Investment Management Company. Following his discussion are two additional items of shareholder interest. First is a complete listing of the fund's holdings, and second is the publication of the fund's financial statements.

The municipal market continues to benefit from strong demand, and over the reporting period new issue supply was well received from retail and institutional investors. Short-term bond funds and money market funds are often viewed as lower risk investments during volatile markets.

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 Unlike the fund, money market funds seek to maintain a stable $1.00 share value.

During the reporting period, the fund delivered strong returns that outperformed the 3.22% average return for peers in the Lipper Short Municipal Debt Funds category. Individual share class total return performance for the 12-month reporting period, including income distributions, follows.3

	Total Return	Income	Net Asset Value Increase
Class A Shares	3.59%	$0.256	$9.74 to $9.83 = 0.92%
Class F Shares	3.85%	$0.281	$9.74 to $9.83 = 0.92%

Thank you for choosing Federated Limited Term Municipal Fund to pursue tax-free income from short-term municipal issues. Remember, reinvesting your monthly dividends is a convenient way to build the value of your account through the benefit of compounding.

As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
January 15, 2003

3 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A and F Shares were 2.54% and 2.85%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

Jeff A. Kozemchak, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

What was the state of the economy, what changes did the Federal Reserve Board make in interest rates, and how did municipal bonds perform over the 12-month reporting period?

Weak economic data, continued geopolitical distress, and a bear market in equities have resulted in a "flight to quality" that has helped to make municipal bonds the preferred sector for many high net-worth investors. Over much of the reporting period, corporate and high-yield bond markets suffered from a weakening economy, earnings reliability, and management credibility problems. Although the municipal market is not immune to economic slowdowns, which have a negative impact on state and local governments, the overall effect of the weaker economy has been rather muted for municipal bonds when compared to the corporate, high-yield and equity sectors.

As a result, flows into municipal bond funds, including Federated Limited Term Municipal Fund, have been strongly positive. The increased level of demand from both retail and institutional sources, as well as a shortage of municipal bond issues, helped the municipal bond market perform well relative to other fixed-income asset classes.

Over the reporting period, the Federal Reserve Board (the "Fed") eased interest rates twice--once in December 2001 (25 basis points), and again in November 2002 (50 basis points). These actions lowered the Federal Funds Target Rate from 2.00% to 1.25%, the lowest level since 1941. The Fed continues to be concerned about sub-par economic growth, a weak labor market, softening consumer demand, declining consumer confidence, and sluggish manufacturing and business investment.

Short-term interest rates moved downward over the period though exhibited periods of above-average volatility, as market expectations for an economic recovery built up but were each time disappointed. Interest rates as measured by the two-year, AAA-rated municipal bond started the period at 2.40% in December 2001 and declined to 1.85% by November 2002.

How did Federated Limited Term Municipal Fund perform over the 12-month reporting period?

As of November 30, 2002, investors in the Class A Shares of the fund received a total return of 3.59%, based on net asset value. For the same period, investors in the Class F Shares of the fund received a total return of 3.85%, based on net asset value. These results exceeded the 3.22% average return of the Lipper Short-Term Municipal Debt Funds category,1 and were equivalent to taxable returns of 5.27% (A Shares), and 5.69% (F Shares) for those investors in the highest federal tax bracket.

What level of income did the fund produce during the 12-month reporting period?

For the period ended November 30, 2002, the fund's tax-exempt income totaled $0.256 per share for Class A Shares and $0.281 per share for Class F Shares.These income levels corresponded to 12-month tax-exempt distribution rates2 of 2.61% and 2.86% for investors in the fund's Class A and F Shares, respectively. When considering the relative price stability of the fund, these distributions are attractive compared to municipal money market fund returns.

Also, as of November 30, 2002 the fund's 30-day SEC yields at offering price were 1.91% for Class A Shares and 2.17% for Class F Shares. These yields are equivalent to taxable rates of 3.11% for Class A Shares and 3.53% for Class F Shares, assuming a top marginal federal income tax rate of 38.6%.3

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. Lipper figures do not take sales charges into account.

2 The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day net asset value. The 12-month distribution rate is a sum of the prior 12 months of dividends divided by the ending net asset value.

3 The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

How was the fund's portfolio allocated in terms of quality?

At the end of the reporting period, the fund's investment portfolio was invested as follows:

AAA	26%
AA	27%
A	20%
BBB	24%
BB	1%
Non-Rated	2%

With respect to sectors, how were most of the fund's net assets allocated?

Sector	Percentage of Net Assets
Insured	19%
Hospital	17%
Electric & Gas Utilities	13%
General Obligations	12%
Variable Rate Demand Notes	12%
Corporate-Backed	5%
Transportation	4%

The remaining 18.0% were spread across 11 sectors.

What adjustments did you make in quality and sector allocation during the 12-month reporting period?

With strong cash inflows over the period and declining interest rates, we decreased our cash position (variable rate demand notes) and increased the portfolio's allocation to high-quality, non-callable insured and general obligation bonds. From a quality perspective, with a sustained economic slowdown, we upgraded the total percentage in AAA, AA and A-rated bonds from 61% to 73%, and decreased the allocation to BBB-rated bonds from 34% to 24%. The average quality of the portfolio currently stands at Aa3/AA-.

What do you foresee for the U.S. economy and short-term municipal market as we enter 2003?

While the U.S. economy continues to adjust rather well to the break in the global equity bubble in early 2000, risk aversion and the prospect of war with Iraq have added significant uncertainty to any outlook, but will likely keep growth subdued over the near term. In addition, U.S. policymakers have eased monetary and fiscal policies aggressively, and short-term interest rates have little room for further decline. We expect that volatility in equity prices and interest rates are likely to continue in 2003.

We also believe municipal market issuance will remain rather strong, at close to $300 billion next year, as state and local governments struggle with budgetary problems increasing the need to borrow. Short-term municipal yields will be highly affected by the Fed's interest rate policy, the prospects for a recovery in equities, and the timing and duration of any war with Iraq.

As always we will continue to watch market developments with great interest in order to best serve our municipal fund shareholders.

Federated Limited Term Municipal Fund -- Class A Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Limited Term Municipal Fund (Class A Shares) (the "Fund") fromSeptember 1, 1993 (start of performance) to November 30, 2002compared to the Lehman Brothers 1 Year Municipal Bond Index (LB1MB)2 and the Lehman Brothers 3 Year Municipal Bond Index (LB3MB).2

Average Annual Total Returns[3] for the Period Ended 11/30/2002
1 Year	2.54%
5 Years	3.60%
Start of Performance (9/1/1993)	3.73%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MB and the LB3MB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1MB and the LB3MB are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. These indexes are unmanaged.

3 Total returns quoted reflect all applicable sales charges.

Federated Limited Term Municipal Fund -- Class F Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Limited Term Municipal Fund (Class F Shares) (the "Fund") fromSeptember 1, 1993 (start of performance) to November 30, 2002compared to the Lehman Brothers 1 Year Municipal Bond Index (LB1MB)2 and the Lehman Brothers 3 Year Municipal Bond Index (LB3MB).2

Average Annual Total Returns[3] for the Period Ended 11/30/2002
1 Year	2.85%
5 Years	4.07%
Start of Performance (9/1/1993)	4.09%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $9,900 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) that was in effect until July 17, 1995. As of July 17, 1995, the Fund did not have a sales charge. The Fund currently has a contingent deferred sales charge of 1.00% on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MB and the LB3MB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1MB and the LB3MB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. These indexes are unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

November 30, 2002

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--89.3%
		Alabama--3.4%
$1,000,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2008	AA/Aa3		$1,088,070
334,890	[2]	Birmingham, AL, Fire Equipment Lease Obligation No. 1, 5.60%, 11/5/2004	NR		349,468
2,865,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 4.00%, 6/1/2007	A+/A1		2,924,477
405,000		Huntsville, AL, Health Care Authority, Revenue Bonds, (Series 2002A), 5.25% (Huntsville Hospital System), 6/1/2005	NR/A2		425,286
945,000		Huntsville, AL, Health Care Authority, Revenue Bonds, (Series 2002A), 5.25% (Huntsville Hospital System), 6/1/2006	NR/A2		1,000,235
1,500,000		Mobile, AL, IDB, (Series 1994A), 3.20% TOBs (International Paper Co.), Optional Tender 6/1/2003	BBB/Baa2		1,503,450
1,000,000		Mobile, AL, IDB, (Series 1994A), 3.25% TOBs (International Paper Co.), Optional Tender 12/1/2002	BBB/Baa2		1,002,300

		TOTAL			8,293,286

		Alaska--1.5%
75,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, (First Series), 4.75% (Snettisham Hydroelectric Project), 1/1/2003	AAA/NR		75,211
2,500,000		Valdez, AK, Marine Terminal, (Series 1994B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	A-/A3		2,503,250
1,000,000		Valdez, AK, Marine Terminal, (Series 1994C), 2.90% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	A-/A3		1,001,120

		TOTAL			3,579,581

		Arizona--2.6%
500,000		Maricopa County, AZ, Pollution Control Corp., Refunding Revenue Bonds, (Series 1994E), 3.75% TOBs (Arizona Public Service Co.), Mandatory Tender 4/8/2003	BBB/Baa1		502,240
2,000,000		Maricopa County, AZ, IDA, 1.65% CP (American Water Capital Corp.), Mandatory Tender 12/2/2002	BBB+/Baa1		2,000,000
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Arizona--continued
$2,500,000		Salt River Project, AZ, Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds, (Series 2001A), 5.00%, 1/1/2004	AA/Aa2		$2,593,700
1,000,000		Salt River Project, AZ, Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds, (Series 2002D), 5.00%, 1/1/2007	AA/Aa2		1,088,650

		TOTAL			6,184,590

		Arkansas--1.5%
500,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.50% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2003	BBB/NR		499,455
1,475,000		Pulaski County, AR, Hospital Refunding Revenue Bonds, (Series 2002B), 4.25% (Arkansas Children's Hospital), 3/1/2006	A/A2		1,520,843
1,530,000		Pulaski County, AR, Hospital Refunding Revenue Bonds, (Series 2002B), 4.50% (Arkansas Children's Hospital), 3/1/2007	A/A2		1,581,240

		TOTAL			3,601,538

		California--1.6%
1,500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds, (Insured Series), 5.25% (MBIA INS), 5/1/2007	AAA/Aaa		1,661,370
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds, (Series A), 5.50%, 5/1/2005	BBB+/A3		1,066,780
1,000,000		California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,014,040
215,000		Delta Counties, CA, Home Mortgage Finance Authority, SFM Revenue Bonds, (Series 1998A), 4.85% (MBIA INS), 12/1/2008	AAA/Aaa		220,181

		TOTAL			3,962,371

		Colorado--1.9%
150,000		Colorado HFA, SFM Revenue Bond, (Series C-1), 7.65%, 12/1/2025	NR/Aa2		154,201
650,000		Colorado HFA, SFM Program Senior Bonds, (Series 1998C-1), 4.70%, 5/1/2020	NR/Aa2		663,865
1,000,000		Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA/Aa2		1,030,540
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Colorado--continued
$215,000		Denver, CO, Health & Hospital Authority, Health Care Revenue Bonds, (Series 2001A), 5.00%, 12/1/2004	BBB+/Baa2		$221,059
305,000		Denver, CO, Health & Hospital Authority, Health Care Revenue Bonds, (Series 2001A), 5.25%, 12/1/2005	BBB+/Baa2		318,756
140,000		Denver, CO, Health & Hospital Authority, Health Care Revenue Bonds, (Series 2001A), 5.25%, 12/1/2006	BBB+/Baa2		146,903
200,000		Denver, CO, Health & Hospital Authority, Health Care Revenue Bonds, (Series 2001A), 5.25%, 12/1/2007	BBB+/Baa2		209,456
1,865,000		Dove Valley Metropolitan District, CO, Refunding UT GO Bonds, 3.30% TOBs (BNP Paribas SA LOC), Mandatory Tender 11/1/2005	AA-/NR		1,865,056

		TOTAL			4,609,836

		Delaware--1.8%
4,000,000		Delaware State, UT GO Bonds, (Series 2002A), 5.00%, 7/1/2006	AAA/Aaa		4,359,080

		Florida--4.9%
4,420,000		Florida State Board of Education Lottery, Revenue Bonds, (Series 2002A), 5.50% (FGIC INS), 7/1/2004	AAA/Aaa		4,686,791
1,455,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds, (Series 2002B), 3.50% (Adventist Health System), 11/15/2004	A-/A3		1,481,408
1,000,000		Lee County, FL, School Board Refunding Certificate of Participation (Series 1996A), 4.60% (FSA INS) (Original Issue Yield: 4.65%), 8/1/2004	AAA/Aaa		1,048,490
500,000		Miami Beach, FL, Health Facilities Authority, Hospital Revenue Bonds, (Series 2001B), 5.50% TOBs (Mt. Sinai Medical Center, FL), Mandatory Tender 5/15/2005	BB/Ba3		471,385
2,000,000		Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds, (Series 2002A), 5.00% (AMBAC INS), 4/1/2008	AAA/Aaa		2,182,480
1,680,000		Palm Beach County, FL, Health Facilities Authority, Hospital Refunding Revenue Bonds, (Series 2001), 5.00% (BRCH Corporation Obligated Group), 12/1/2005	A+/NR		1,789,082
195,000		Pinellas County, FL HFA, SFM Revenue Bonds, (Series C), 6.45% (GNMA COL), 3/1/2029	NR/Aaa		197,040

		TOTAL			11,856,676

		Georgia--2.5%
1,300,000		Atlanta, GA, GO UT, (Series 2001A/B), 4.50% (MBIA INS), 12/1/2004	AAA/Aaa		1,371,552
2,000,000		Burke County, GA, Development Authority, (Georgia Power Co.), 1.85% (Series 1994), 10/01/2032	A/A2		2,000,000
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Georgia--continued
$1,700,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		$1,700,561
1,000,000		Municipal Electric Authority of Georgia, Combustion Turbine Project Revenue Bonds, (Series 2002A), 5.00% (MBIA INS), 11/1/2008	AAA/Aaa		1,097,340

		TOTAL			6,169,453

		Hawaii--0.2%
525,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds, 4.65% (G.N. Wilcox Memorial Hospital), 7/1/2003	BBB+/Baa1		530,791

		Idaho--1.4%
2,000,000		Boise City, ID, Housing Authority, Multifamily Housing Revenue Bonds, (Series 2002A), 3.25% TOBs (Civic Plaza Housing Project)/(Key Bank, N.A. LOC) Mandatory Tender 3/27/2006	NR/A1		1,994,200
225,000		Idaho Health Facilities Authority, Hospital Revenue Bonds, (Series 1998), 4.70% (Idaho Elks Rehabilitation Hospital)/(Original Issue Yield: 4.75%), 7/15/2004	BBB/NR		230,816
1,055,000		Idaho Housing Agency, SFM Bonds, (Series B-2), 4.65%, 7/1/2028	NR/Aaa		1,068,694

		TOTAL			3,293,710

		Illinois--3.4%
1,730,000		Broadview, IL, Tax Increment Financing Revenue Bonds, 4.60%, 7/1/2004	NR		1,776,970
380,000		Chicago, IL, SFM Revenue Bonds, (Series 1997B), 5.10% (GNMA COL), 9/1/2007	NR/Aaa		390,735
1,000,000		Chicago, IL, Gas Supply Revenue (Series B), 1.95% TOBs (Peoples Gas Light & Coke Co.), Optional Tender 1/23/2003	VMIG-1/A-2		1,001,200
575,000		Illinois Development Finance Authority, (Series 1995) Revenue Bonds, 5.80% (Catholic Charities Housing Development Corp.), 1/1/2007	NR		571,975
265,000		Illinois Development Finance Authority, Mortgage Refunding Revenue Bonds, (Series 1997A), 5.20% (MBIA INS), 7/1/2008	NR/Aaa		279,676
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Illinois--continued
$2,000,000		Illinois Health Facilities Authority, Revenue Bonds, 5.25% (Advocate Health Care Network)/(Original Issue Yield: 5.33%), 11/15/2006	AA/Aa3		$2,165,160
2,000,000		Illinois State, UT GO Bonds, 5.00% (MBIA INS), 7/1/2007	AAA/Aaa		2,183,240

		TOTAL			8,368,956

		Indiana--2.7%
2,000,000		Huntington County, IN, Community School Corp., 3.00% TANs, 12/27/2002	NR		2,002,400
1,000,000		Indiana Development Finance Authority, PCR Refunding Revenue Bonds, (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Optional Tender 3/1/2006	BBB+/Baa1		1,012,800
500,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 3.45% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2003	BBB/NR		499,125
1,260,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds, (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2005	NR/Aa3		1,343,992
725,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds, (Series 2001A), 5.50% (Community Foundation of Northwest Indiana), 8/1/2005	BBB-/NR		746,975
845,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 4.50% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 4.53%), 2/15/2005	A/NR		858,630

		TOTAL			6,463,922

		Iowa--0.8%
1,815,000		Iowa Finance Authority, Iowa State Revolving Fund, (Series 2001A), 4.75%, 2/1/2005	AAA/Aaa		1,922,974

		Kansas--2.9%
1,000,000		Burlington, KS, Refunding Revenue Bonds, (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A2		1,016,790
2,465,000		Johnson County, KS, Unified School District No. 233, Refunding GO UT 5.00% (FGIC INS), 3/1/2005	AAA/Aaa		2,626,260
1,155,000		Kansas Development Finance Authority, Revenue Bonds, 5.50% (Sisters of Charity, Leavenworth)/(MBIA INS), 12/1/2005	AAA/Aaa		1,261,491
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Kansas--continued
$1,000,000		La Cygne, KS, Environmental Improvement Refunding Revenue Bonds, 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A1		$1,017,480
370,000		Newton, KS, Hospital Refunding Revenue Bonds, (Series 1998), 4.80% (Newton Healthcare Corp.)/(Original Issue Yield: 4.90%), 11/15/2003	BBB-/NR		375,406
690,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA COL), 6/1/2013	NR/Aaa		722,002

		TOTAL			7,019,429

		Kentucky--0.4%
875,000		Kentucky EDFA, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA/Aa2		903,962

		Louisiana--2.1%
1,000,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB/Baa2		1,055,970
1,000,000		Louisiana State Correctional Facilities Corp., Refunding Lease Revenue Bonds, 5.00% (Radian Asset Assurance INS), 12/15/2004	AA/NR		1,055,420
1,000,000		St. Charles Parish, LA, PCR Refunding Bonds, (Series 1999C), 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-/Baa3		1,001,380
2,000,000		St. Charles Parish, LA, PCR Refunding Bonds, (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		1,993,100

		TOTAL			5,105,870

		Maryland--0.4%
850,000		Prince Georges County, MD, IDRB, (Series 1993), 3.10% TOBs (International Paper Co.), Optional Tender 7/15/2003	BBB/Baa2		853,426

		Massachusetts--2.9%
1,000,000		Commonwealth of Massachusetts, Construction Loan UT GO Bonds, (Series 2002D), 5.25%, 8/1/2007	AA-/Aa2		1,103,880
2,000,000		Massachusetts HEFA, Revenue Bonds, (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		2,056,220
1,115,000		Massachusetts HEFA, Revenue Bonds, (Series C), 5.00% (Milton Hospital, Inc.), 7/1/2005	BBB+/NR		1,167,137
1,090,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Nuclear Project 5-A, 5.00% (MBIA INS), 7/1/2004	AAA/Aaa		1,145,699
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Massachusetts--continued
$1,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, 5.00% (MBIA INS), 7/1/2004	AAA/Aaa		$1,051,100
500,000		Massachusetts Water Pollution Abatement Trust Pool, Pool Program Bonds, (Series 8), 5.00%, 8/1/2006	AAA/Aaa		545,270

		TOTAL			7,069,306

		Michigan--2.5%
1,000,000		Detroit, MI, Capital Improvement LT, GO Bonds, (Series 2002A), 5.00% (MBIA INS), 4/1/2007	AAA/Aaa		1,088,190
1,810,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds, (Series 2002A), 5.00%, 1/1/2005	AA/A1		1,919,559
1,250,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds, (Series 2002A), 5.00% (MBIA INS), 1/1/2007	AAA/Aaa		1,357,788
250,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2003	A/A1		256,905
500,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2004	A/A1		525,375
1,000,000		Michigan Strategic Fund, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		1,004,930

		TOTAL			6,152,747

		Minnesota--1.3%
1,500,000		Maplewood, MN, Health Care Facility Revenue Bonds, (Series 1996), 5.95% (Healtheast, MN), 11/15/2006	BB-/Ba2		1,412,730
1,530,000		Minneapolis, MN Health Care System, Revenue Bonds, (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2007	NR/A3		1,613,553

		TOTAL			3,026,283

		Missouri--1.2%
960,000		Cape Girardeau County, MO, IDA, Health Care Facilities Revenue Bonds, (Series A), 5.00% (St. Francis Medical Center, MO), 6/1/2007	A/NR		1,012,090
115,000		Kansas City, MO, IDA, PCR Bonds, 6.05% (General Motors Corp.), 4/1/2006	BBB/A3		115,077
1,000,000		Missouri State HEFA, Educational Facilities Revenue Bonds, (Series 1998B), 4.40% TOBs (Rockhurst High School)/(Allied Irish Banks PLC LOC), Optional Tender 6/1/2003	NR/Aa3		1,013,800
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Missouri--continued
$440,000		West Plains, MO, IDA, Hospital Revenue Bonds, 4.85% (Ozarks Medical Center)/(Original Issue Yield: 4.95%), 11/15/2003	BB+/NR		$442,323
425,000		West Plains, MO, IDA, Hospital Revenue Bonds, 5.05% (Ozarks Medical Center)/(Original Issue Yield: 5.125%), 11/15/2005	BB+/NR		426,415

		TOTAL			3,009,705

		Nebraska--0.6%
533,606	[2,3]	Energy America, NE, Gas Supply Revenue Bonds, (Series 1998B), 5.10% (Nebraska Public Gas Agency), 10/15/2005	NR		516,136
1,000,000		Nebraska Public Power District, General Revenue Bonds, (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,046,280

		TOTAL			1,562,416

		New Hampshire--0.8%
2,000,000		New Hampshire State Business Finance Authority, PCR Refunding Bonds, 4.55% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2004	NR/A3		2,028,900

		New York--6.4%
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds, (Series 2003C), 5.00%, 8/1/2006	AA+/Aa2		1,082,850
1,000,000		New York City, NY, GO UT, (Series D), 5.00%, 8/1/2006	A/A2		1,060,000
1,000,000		New York City, NY, GO UT, (Series E), 5.00%, 8/1/2007	A/A2		1,057,810
1,000,000		New York City, NY, GO UT, (Series F), 5.00%, 8/1/2007	A/A2		1,057,810
1,000,000		New York City, NY, GO UT, (Series F), 5.00%, 8/1/2008	A/A2		1,056,790
5,000,000		New York State Dormitory Authority, Revenue Bonds, 5.25% (State University of New York), 5/15/2004	AA-/A3		5,255,850
655,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, (Series 71), 4.75%, 10/1/2021	NR/Aa1		684,711
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds, (Series 2002), 5.00%, 4/1/2006	AA-/NR		2,158,820
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds, (Series 2002), 5.00%, 4/1/2007	AA-/NR		2,171,280

		TOTAL			15,585,921

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--2.2%
$1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB/Baa3		$1,002,740
1,500,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, (Series C), 5.25% (Original Issue Yield: 5.40%), 1/1/2004	BBB/Baa3		1,549,095
1,055,000		North Carolina HFA, SFM Revenue Bonds, (Series 1997TT), 4.90%, 9/1/2024	AA/Aa2		1,058,840
1,500,000		North Carolina State, UT GO Bonds, (Series 1997A), 5.20% (Original Issue Yield: 5.35%), 3/1/2013 (callable 3/1/2007 @ 102)	AAA/Aa1		1,622,820

		TOTAL			5,233,495

		North Dakota--0.5%
800,000		North Dakota State HFA, Housing Finance Program Bonds, (Series 1997C), 4.70%, 1/1/2022	NR/Aa2		811,544
480,000		North Dakota State HFA, Housing Finance Program Bonds, (Series 1998A), 4.60%, 1/1/2023	NR/Aa2		490,646

		TOTAL			1,302,190

		Ohio--5.5%
315,000		Franklin County, OH, Health Care Facilities, Refunding Revenue Bonds, 4.80% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 4.90%), 7/1/2003	BBB/NR		317,769
460,000		Franklin County, OH, Health Care Facilities, Refunding Revenue Bonds, 5.00% (Ohio Presbyterian Retirement Services), 7/1/2004	BBB/NR		469,738
3,000,000		Hamilton County, OH, Local Cooling Facilities Revenue Bonds, (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB/Baa2		3,023,340
250,000		Ohio Enterprise Bond Fund, (Series 1995-3) State Economic Development Revenue Bonds, 5.60% (Smith Steelite), 12/1/2003	A-/NR		258,615
900,000		Ohio HFA, Residential Mortgage Revenue Bonds, (Series 1998A-1), 4.90% (GNMA COL), 9/1/2025	AAA/Aaa		932,841
1,000,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds, (Series 2002A), 3.85% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2003	BBB-/Baa2		1,001,420
2,000,000		Ohio State Revenue, Major New State Infrastructure Revenue Bonds, 5.00%, 6/15/2006	AA/Aa3		2,171,400
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds, (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BBB-/Baa3		$994,410
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds, (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB-/Baa2		1,017,620
1,000,000		Ohio State Water Development Authority, Refunding Facility PCR Bonds, (Series A), 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB-/Baa2		1,000,440
2,000,000		Ohio State, Higher Education Capital Facilities UT GO Bonds, (Series II-A), 5.00%, 12/1/2008	AA/Aa2		2,196,540

		TOTAL			13,384,133

		Oklahoma--0.9%
1,000,000		Tulsa County, OK, International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2003	AAA/Aaa		1,016,920
1,000,000		Tulsa County, OK, International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		1,044,050

		TOTAL			2,060,970

		Oregon--0.8%
1,000,000		Clackamas County, OR, Hospital Facilities Authority, Refunding Revenue Bonds, (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA/Aa3		1,066,410
750,000		Port of Portland, OR, 3.00% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2003	BBB/NR		776,595

		TOTAL			1,843,005

		Pennsylvania--6.7%
1,020,000		Commonwealth of Pennsylvania, GO UT, (Second Series), 5.25%, 10/15/2006	AA/Aa2		1,123,938
1,420,000		Erie County, PA, GO UT, 5.25%, (AMBAC INS), 9/1/2004	AAA/Aaa		1,506,734
830,000		Grove City Area Hospital Authority, Hospital Revenue Bonds, (Series 1998), 4.50% (United Community Hospital)/(Original Issue Yield: 4.60%), 7/1/2003	BBB/NR		831,743
1,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds, (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		1,041,950
2,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds, (Series 1999B), 5.30% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		2,082,160
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,000,000		Northampton County, PA, IDA, 2.10% CP (American Water Capital Corp.), Mandatory Tender 12/6/2002	BBB+/Baa1		$2,000,000
315,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, (Series 2001A), 6.00% (Amtrak), 11/1/2005	BBB-/A3		324,746
1,200,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds, (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-/NR		1,230,720
2,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002A), 2.35% TOBs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and Westdeutsche Landesbank Girozentrale LIQs), Optional Tender 7/1/2003	AAA/Aaa		2,007,680
1,005,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A+/NR		1,090,264
435,000		Philadelphia, PA, IDA, Revenue Bonds, 4.55% (Franklin Institute), 6/15/2003	NR/Baa2		440,777
785,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, (Series 2002A), 4.50% (Guthrie Healthcare System, PA), 12/1/2003	A-/NR		802,647
1,400,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, (Series 2002A), 5.50% (Guthrie Healthcare System, PA), 12/1/2004	A-/NR		1,479,058
320,000		Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds, (Series A), 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+		334,339

		TOTAL			16,296,756

		Rhode Island--1.4%
2,000,000		Johnston, RI, (2002 Series), 3.00% BANs, 6/19/2003	NR		2,013,040
400,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, (Series 2002), 5.00% (Lifespan Obligated Group), 8/15/2005	BBB/Baa2		413,900
500,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, (Series 2002), 5.25% (Lifespan Obligated Group), 8/15/2006	BBB/Baa2		520,540
510,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	BBB/Baa2		534,771

		TOTAL			3,482,251

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		South Carolina--1.7%
$2,000,000		Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds, (Series 2002A), 5.00% (FGIC INS), 1/1/2005	AAA/Aaa		$2,117,680
1,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds, (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		990,900
1,000,000		South Carolina Jobs EDA, Hospital Facilities Improvement Revenue Bonds, (Series 2000A), 7.00% (Palmetto Health Alliance), 12/15/2004	BBB/Baa2		1,049,260

		TOTAL			4,157,840

		South Dakota--0.5%
1,255,000		South Dakota State Health & Educational Authority, Revenue Bonds, 4.50% (AMBAC INS)/(Avera Health), 7/1/2005	AAA/Aaa		1,323,172

		Tennessee--1.3%
400,000		Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2003	BBB+/NR		403,496
400,000		Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 5.00% (Dominion Resources, Inc.), 11/1/2003	BBB+/NR		409,324
585,000		Montgomery County, TN, HEFA Board, Hospital Refunding Revenue Bonds, 4.50% (Clarksville Regional Hospital)/(Original Issue Yield: 4.60%), 1/1/2003	BBB/Baa2		585,673
915,000		Montgomery County, TN, HEFA Board, Hospital Refunding Revenue Bonds, 4.55% (Clarksville Regional Hospital)/(Original Issue Yield: 4.65%), 1/1/2004	BBB/Baa2		929,320
730,000		Montgomery County, TN, HEFA Board, Hospital Refunding Revenue Bonds, 4.65% (Clarksville Regional Hospital)/(Original Issue Yield: 4.75%), 1/1/2005	BBB/Baa2		748,155

		TOTAL			3,075,968

		Texas--10.3%
3,000,000		Austin, TX, Water and Wastewater System, Refunding Revenue Bonds, (Series 2002A), 5.25% (AMBAC INS), 11/15/2007	AAA/Aaa		3,323,550
2,000,000		Brazos River Authority, TX, Refunding Revenue Bonds, (Series A), 4.95% TOBs (TXU Energy), Mandatory Tender 4/1/2004	BBB/Baa2		1,948,440
1,000,000		Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB/Baa2		1,024,800
2,380,000		Gulf Coast, TX, Waste Disposal Authority, Revenue Bonds, (Series 2002), 5.00% (Bayport Area System)/(AMBAC INS), 10/1/2008	AAA/Aaa		2,601,364
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$3,000,000		Matagorda County, TX, Navigation District No. One, PCR Refunding Bonds, (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB+/Baa1		$2,963,220
750,000		Sabine River Authority, TX, PCR Refunding Bonds, (Series 2001C), 4.00% TOBs (TXU Energy), Mandatory Tender 11/1/2003	BBB/Baa2		737,070
2,000,000		San Antonio, TX, Electric & Gas, Refunding Revenue Bonds, 5.00%, 2/1/2004	AA+/Aa1		2,078,960
1,585,000		Texas State Public Finance Authority, Refunding UT GO Bonds, (Series 2001A), 5.00% (Texas State), 10/1/2006	AA/Aa1		1,729,441
1,675,000		Texas State Public Finance Authority, Revenue Financing System Bonds, (Series 2002), 4.50% (MBIA INS)/(Texas Southern University), 11/1/2005	NR/Aaa		1,785,634
2,000,000		Texas Turnpike Authority, Second Tier BANs, (Series 2002), 5.00%, 6/1/2008	AA/Aa3		2,173,660
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds, (Series B), 5.50%, 7/15/2007	AAA/Aaa		1,670,670
2,740,000		University of Texas, Financing System Revenue Bonds, (Series 2001B), 5.00%, 8/15/2007	AAA/Aaa		2,996,601

		TOTAL			25,033,410

		Utah--0.3%
735,000		Intermountain Power Agency, UT, Power Supply Refunding Revenue Bonds, (Series B) Bonds, 6.00% (MBIA INS), 7/1/2006	AAA/Aaa		822,090

		Virginia--1.3%
1,000,000		Chesterfield County, VA, IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,025,070
1,000,000		Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds, (Series 2000A), 3.15% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2003	BBB+/A3		1,004,040
1,000,000		Louisa, VA, IDA, Solid Waste & Sewer Disposal Revenue Bonds, (Series 2001A), 3.40% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2004	NR/A3		1,014,020

		TOTAL			3,043,130

		Washington--2.2%
2,035,000		Washington State, Refunding GO UT, (Series R-2000A), 5.00%, 1/1/2005	AA+/Aa1		2,159,461
2,000,000		Washington State, Refunding GO UT, 5.25%, 9/1/2005	AA+/Aa1		2,164,120
1,000,000		Washington State, Various Purpose Refunding UT GO Bonds, (Series 2002R), 3.50%, (MBIA INS) 1/1/2007	AAA/Aaa		1,027,040

		TOTAL			5,350,621

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Wisconsin--1.4%
$1,030,000		Green Bay, WI, Area Public School District, Refunding GO UT, 5.10%, 4/1/2007	NR/Aa2		$1,103,779
965,000		Pleasant Prairie, WI, Water & Sewer System, BANs, 4.00%, 10/1/2007	NR/A3		989,308
1,245,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.00% (Wheaton Franciscan Services), 8/15/2005	A/A2		1,310,973

		TOTAL			3,404,060

		Wyoming--0.6%
1,500,000		Albany County, WY, PCR Bonds, 3.00% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/2/2002	BBB/NR		1,537,860

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $214,671,814)			216,865,679

		SHORT-TERM MUNICIPALS--11.4%
		Arizona--0.9%
1,150,000		Prescott, AZ, IDA, (Series A) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,150,000
1,150,000		Prescott, AZ, IDA, (Series B) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,150,000

		TOTAL			2,300,000

		Idaho--2.1%
5,000,000		Boise City, ID, Industrial Development Corp., Multi-Mode Variable Rate IDRB, (Series 1998), Weekly VRDNs (Multiquip Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2/NR		5,000,000

		Illinois--0.8%
2,000,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.) (Series B), 7-Day Auction Rate Notes (MBIA INS)	AAA/Aaa		2,000,000

		Indiana--1.1%
2,700,000		Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		2,700,000

		New York--3.4%
5,650,000		New York City, NY, Transitional Finance Authority, New York City Recovery Bonds, (2003 Subseries 1-D), Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	A-1+/VMIG1		5,650,000
2,600,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt, (Series 2000 FR/RI-N15), Weekly VRDNs (Bank of New York LIQ)	NR/VMIG1		2,600,000

		TOTAL			8,250,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Tennessee--1.2%
$3,000,000		Carter County, TN, IDB, (Series 1983), Weekly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	A-2/NR		$3,000,000

		Texas--1.9%
4,500,000		Harris County, TX, HFDC, (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		4,500,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			27,750,000

		TOTAL INVESTMENTS (IDENTIFIED COST $242,421,814)[4,5]			$244,615,679

1 Please refer to the appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2002, these securities amounted to $865,604 which represents 0.4% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $516,136 which represents 0.2% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 At November 30, 2002, 18.1% of the total investments at market value were subject to AMT.

5 The cost of investments for generally accepted accounting principles (GAAP) is $242,421,814. Cost for federal tax purposes is $242,421,637. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $2,194,042 which is comprised of $2,698,591 appreciation and $504,549 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($242,987,838) at November 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002

Assets:
Total investments in securities, at value (identified cost $242,421,814)		$244,615,679
Cash		89,774
Income receivable		2,894,002
Receivable for investments sold		490,000
Receivable for shares sold		5,571,746
Prepaid expenses		14,516

TOTAL ASSETS		253,675,717

Liabilities:
Payable for investments purchased	$9,645,419
Payable for shares redeemed	773,073
Income distribution payable	134,148
Accrued expenses	135,239

TOTAL LIABILITIES		10,687,879

Net assets for 24,731,278 shares outstanding		$242,987,838

Net Assets Consist of:
Paid in capital		$244,646,226
Net unrealized appreciation of investments		2,193,865
Accumulated net realized loss on investments		(3,924,521)
Undistributed net investment income		72,268

TOTAL NET ASSETS		$242,987,838

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($225,572,028 ÷ 22,958,693 shares outstanding)		$9.83

Offering price per share (100/99.00 of $9.83)[1]		$9.93

Redemption proceeds per share		$9.83

Class F Shares:
Net asset value per share ($17,415,810 ÷ 1,772,585 shares outstanding)		$9.83

Offering price per share		$9.83

Redemption proceeds per share (99.00/100 of $9.83)[1]		$9.73

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2002

Investment Income:
Interest			$6,607,366

Expenses:
Investment adviser fee		$741,591
Administrative personnel and services fee		155,000
Custodian fees		16,122
Transfer and dividend disbursing agent fees and expenses		65,207
Directors'/Trustees' fees		2,868
Auditing fees		20,566
Legal fees		5,737
Portfolio accounting fees		79,784
Distribution services fee--Class A Shares		417,536
Distribution services fee--Class F Shares		27,575
Shareholder services fee--Class A Shares		417,536
Shareholder services fee--Class F Shares		45,958
Share registration costs		40,482
Printing and postage		28,987
Insurance premiums		2,315
Taxes		15,447
Miscellaneous		1,641

TOTAL EXPENSES		2,084,352

Waivers:
Waiver of investment adviser fee	$(286,744)
Waiver of distribution services fee--Class F Shares	(27,575)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,018)

TOTAL WAIVERS		(317,337)

Net expenses			1,767,015

Net investment income			4,840,351

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(380,132)
Net change in unrealized appreciation of investments			1,577,896

Net realized and unrealized gain on investments			1,197,764

Change in net assets resulting from operations			$6,038,115

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,840,351	$3,793,930
Net realized loss on investments and futures contracts	(380,132)	(162,953)
Net change in unrealized appreciation of investments	1,577,896	1,514,621

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,038,115	5,145,598

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,322,564)	(3,176,694)
Class F Shares	(525,346)	(617,236)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,847,910)	(3,793,930)

Share Transactions:
Proceeds from sale of shares	257,745,916	242,914,294
Net asset value of shares issued to shareholders in payment of distributions declared	3,305,946	2,352,568
Cost of shares redeemed	(187,122,627)	(148,908,658)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	73,929,235	96,358,204

Change in net assets	75,119,440	97,709,872

Net Assets:
Beginning of period	167,868,398	70,158,526

End of period (including undistributed net investment income of $72,268 and $80,000, respectively)	$242,987,838	$167,868,398

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$9.74	$9.56	$9.60	$9.86	$9.78
Income From Investment Operations:
Net investment income	0.26 [1]	0.34	0.39	0.39	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.09 [1]	0.18	(0.04)	(0.26)	0.08

TOTAL FROM INVESTMENT OPERATIONS	0.35	0.52	0.35	0.13	0.48

Less Distributions:
Distributions from net investment income	(0.26)	(0.34)	(0.39)	(0.39)	(0.40)

Net Asset Value, End of Period	$9.83	$9.74	$9.56	$9.60	$9.86

Total Return[2]	3.59%	5.53%	3.75%	1.29%	4.95%

Ratios to Average Net Assets:

Expenses	0.98%	0.98%	0.95%	0.90%	0.90%

Net investment income	2.58%[1]	3.42%	4.12%	3.94%	4.08%

Expense waiver/reimbursement[3]	0.16%	0.28%	0.40%	0.31%	0.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$225,572	$148,914	$54,995	$97,612	$72,174

Portfolio turnover	39%	39%	6%	25%	25%

1 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the year ended November 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$9.74	$9.56	$9.60	$9.86	$9.78
Income From Investment Operations:
Net investment income	0.28 [1]	0.37	0.42	0.41	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	0.09 [1]	0.18	(0.04)	(0.26)	0.08

TOTAL FROM INVESTMENT OPERATIONS	0.37	0.55	0.38	0.15	0.50

Less Distributions:
Distributions from net investment income	(0.28)	(0.37)	(0.42)	(0.41)	(0.42)

Net Asset Value, End of Period	$9.83	$9.74	$9.56	$9.60	$9.86

Total Return[2]	3.85%	5.80%	4.01%	1.54%	5.21%

Ratios to Average Net Assets:

Expenses	0.73%	0.73%	0.70%	0.65%	0.65%

Net investment income	2.85%[1]	3.72%	4.37%	4.18%	4.28%

Expense waiver/reimbursement[3]	0.31%	0.43%	0.55%	0.46%	0.65%

Supplemental Data:

Net assets, end of period (000 omitted)	$17,416	$18,955	$15,164	$28,006	$28,964

Portfolio turnover	39%	39%	6%	25%	25%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the year ended November 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Term Municipal Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A and Class F Shares. The investment objective of the Fund is to provide a high level of current income which is exempt from federal regular income tax consistent with the preservation of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discount/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2001		For the Year Ended 11/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$1,032	$1,032	$173	$855	$(1,028)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing tax treatment for expiration of capital loss carryforward. The following reclassifications have been made to the financial statements:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
$(1,870,399)	$1,871,604	$(1,205)

Net investment income, net realized gain (loss), and net assets were not affected by this reclassification.

As of November 30, 2002, the tax composition of dividends was as follows:

Tax-exempt income	$4,847,910

Long-term capital gains	--

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$ 206,416

Undistributed long-term capital gains	--

Unrealized appreciation	$2,194,042

At year end, there were no significant differences between GAAP basis and tax basis of components of the net assets, other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment for discount and premium.

At November 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $3,924,700, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$ 439,009

2007	$ 2,004,917

2008	$ 938,717

2009	$ 162,953

2010	$ 379,104

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2002, the Fund had no realized gain (loss) on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2002, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted illiquid security held at November 30, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Birmingham, AL, Fire Equipment Lease Obligation No. 1, 5.60%, 11/5/2004	11/9/1999	$334,890

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Shares of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2002		2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	25,172,187	$246,646,176	24,222,526	$235,686,563
Shares issued to shareholders in payment of distributions declared	311,338	3,050,635	213,816	2,075,453
Shares redeemed	(17,813,144)	(174,063,397)	(14,902,104)	(144,903,059)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,670,381	$75,633,414	9,534,238	$92,858,957

Year Ended November 30	2002		2001
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,132,541	$11,099,740	745,379	$7,227,731
Shares issued to shareholders in payment of distributions declared	26,061	255,311	28,569	277,115
Shares redeemed	(1,331,893)	(13,059,230)	(414,628)	(4,005,599)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(173,291)	$(1,704,179)	359,320	$3,499,247

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,497,090	$73,929,235	9,893,558	$96,358,204

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class F Shares	0.15%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended November 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $271,703,800 and $209,156,299, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended November 30, 2002, were as follows:

Purchases	$144,310,034

Sales	$63,562,975

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED LIMITED TERM MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Limited Term Municipal Fund (the "Fund"), a portfolio of Federated Fixed Income Securities, Inc., as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Federated Limited Term Municipal Fund as of November 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 7, 2003

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR AND CHAIRMAN Began serving: October 1991	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 DIRECTOR AND PRESIDENT Began serving: January 2000

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT

Jeff A. Kozemchak is Vice President of the Corporation. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Limited Term Municipal Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31417P304
Cusip 31417P403

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00278-02 (1/03)

Federated Investors
World-Class Investment Manager

Federated Strategic Income Fund

Established 1994

A Portfolio of Federated Fixed Income Securities, Inc.

8TH ANNUAL REPORT

November 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Strategic Income Fund

President's Message

Dear Shareholder:

Federated Strategic Income Fund was created in 1994, and this is its eighth Annual Report. This $791 million multi-sector bond fund seeks generous monthly income from three distinct bond markets--domestic high-yield bonds, U.S. corporate and government bonds, and international corporate and government bonds--across nearly 150 issues.

During the final month of the fund's 12-month reporting period ended November 30, 2002, the Federal Reserve Board (the "Fed") cut interest rates by 50 basis points to 1.25%, the lowest level in 41 years. This cut was intended to put energy into a sluggish U.S. economy. Also, world economic improvement in the first half of 2002 dissipated in the second half of the year. The threat of war with Iraq is a source of concern and apprehension and hence is a detriment to the U.S. economy along with the stock and bond markets.

In this report, the fund's portfolio manager, Joseph M. Balestrino, Senior Vice President of Federated Investment Management Corp., presents his thoughts on the bond market, the fund's weightings, and outlook for income opportunities for shareholders. Following his discussion are three additional items of shareholder interest. First is a series of graphs displaying the fund's long-term performance record. Second is a complete listing of the fund's bond selections, and third is the publication of the fund's financial statements.

This income fund holds a combination of approximately 147 bonds selected by an investment management team in three key bond market sectors. These bond sectors historically have had little correlation with one another, and shareholders are diversified in holdings in the U.S. and around the world. The fund's sector allocation as of November 30, 2002 was 21% in domestic high-quality bonds, 36% in international bonds, and 43% in domestic high-yield bonds. The commitment to high-yield bonds means we expect the U.S. economy in 2003 to continue its slow, steady growth.

Individual share class total return performance is listed below for the 12-month reporting period of the fund.1

	Total Return	Income	Net Asset Value Change
Class A Shares	3.48%	$0.697	$8.00 to $7.57 = (5.38)%
Class B Shares	2.70%	$0.638	$8.00 to $7.57 = (5.38)%
Class C Shares	2.70%	$0.638	$8.00 to $7.57 = (5.38)%
Class F Shares	3.36%	$0.697	$7.99 to $7.55 = (5.51)%

Thank you for your continued support of this diversified approach to income generation. Remember, reinvesting your monthly dividends and investing on a systematic basis is a convenient way to build your account--and to help your money grow through the benefit of compounding.2

As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
January 15, 2003

1 Performance quoted is based on net asset value, represents past performance, and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sale charge), for Class A, B, C and F shares were (1.21)%, (2.50)%, 1.75%, and 1.40%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

International investing involves special risks including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards. Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

2 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Joseph M. Balestrino

Senior Vice President

Federated Investment Management Corp.

Investment Review

Shareholders' Note: This fund is co-managed by a team of portfolio managers, in addition to lead manager Joseph M. Balestrino, who are experts in key bond market sectors: U.S. government--Kathy Foody-Malus, Vice President, Federated Investment Management Corp.; high-yield corporate bonds--Mark E. Durbiano, Senior Vice President, Federated Investment Management Corp.; and international bonds--Robert Kowit, Vice President, Federated Global Investment Management Corp.

Please discuss the factors that influenced the fund during the past 12-month reporting period?

The fund's fiscal year began with a troubling combination of realized terrorist activity and the Enron corporate accounting scandal. Despite these obviously negative influences, the overall domestic economy demonstrated significant resilience due to continually strong consumer spending patterns. Additionally, key manufacturing and worldwide commodities indicators trended higher in the early part of calendar year 2002, increasing hopes for a global economic rebound. That's the good news. However, many factors came together and slowed the confidence of the bond markets.

The upward worldwide economic improvement over the first half of 2002 appeared to stop and even reverse course during the third quarter of 2002. Corporate earnings woes continued, as economic indicators such as manufacturing and consumer sentiment worsened, and global equity markets fell. In this nervous environment, high-quality bond investors were rewarded, while lower quality fixed-income securities actually fell in price as interest rates were falling. This "flight to quality" proved to be the fiscal year's predominate theme.

On November 6, 2002, the Fed cut interest rates by 50 basis points to 1.25%, the lowest level in 41 years. This was a reflection of the Fed's concern about a continuing sluggish economy and its effort to put a monetary jolt into the economy. In a statement after the November rate reduction, the Fed said, "Incoming economic data have tended to confirm that greater uncertainty, in part attributable to heightened geopolitical risks, is currently inhibiting spending, production and employment."

For the fund's reporting period, domestic interest rates declined substantially, which created a very positive investment environment for high-quality, fixed-income investors, as noted by the 7.32% return for the Lehman Brothers Aggregate Bond Index.1 The highest quality end was even more pronounced as witnessed by the 7.91% return for the Lehman Brothers U.S. Government Index.1 The lower quality, higher yielding area, U.S. high-yield bonds, delivered a much weaker negative total return. The Lehman Brothers High Yield and Emerging Markets Index1 delivered a (3.16)% return over the past 12 months.

In this environment, how did the Fund perform?

The fund delivered positive returns for shareholders for the year ended November 30, 2002. Class A Shares posted a total return of 3.48% based on net asset value, and the fund's Class B, C, and F shares had total returns of 2.70%, 2.70%, and 3.36%, respectively, based on net asset value. The fund's returns were less than the 4.22% return of its peers in the Lipper Multi-Sector Income Funds Average.2

1Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original amount invested. Lehman Brothers High Yield Bond Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100m, and at least one year to maturity. Lehman Brothers Emerging Markets Index tracks total returns for external currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar denominated local market instruments. Indexes are unmanaged and are rebalanced monthly by market capitalization. The Lehman Brothers U.S. Government Bond Index is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The indexes are unmanaged and investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

What accounted for the fund's performance?

The fund's performance shortfall was generally due to an overweight in the high-yield bond sector and corresponding underweight in U.S. government securities. Fund management had anticipated a domestic economic rebound off the lows, which had occurred late in 2001. In fact, U.S. gross domestic product actually averaged approximately 3% over the fund's reporting period, which would typically be expected to result in relatively solid high-yield bond returns. However, given repeated concerns over corporate accounting scandals and an associated substantial decline in equity prices, high-yield bond prices fell over the past year. It is unusual for high-yield bond prices to fall as the economy is advancing; however, much of the past 12-month reporting period has been anything but usual.

Of course, income is a primary consideration for shareholders. What was the total income paid per share during the 12-month reporting period?

The fund delivered strong income to shareholders. Its 12 monthly income dividends totaled $0.697 per share for Class A Shares, $0.638 for Class B Shares, $0.638 per share for Class C Shares, and $0.697 per share for Class F Shares.

What adjustments in quality and sector allocation did you make to the fund during the 12-month reporting period?

The fund maintained a relatively steady sector allocation over the past 12 months, overweighting those areas most sensitive to and correlated with a stronger economic environment. In the third quarter of 2002, the high-yield bond sector allocation was slightly increased to 43% from 21% given a more positive economic tone and rebounding equity market. The fund's nearly 150 issues were invested as follows:

Domestic high-quality bonds	21%
International bonds	36%
Domestic high-yield bonds	43%

What were the fund's top ten holdings as of November 30, 2002?

Name/Coupon/Maturity	Percentage of Net Assets
U.S. Treasury Bond, 12.00% due 5/15/2005	1.7%
U.S. Treasury Bond, 12.375% due 5/15/2004	1.6%
U.S. Treasury Bond, 11.625% due 11/15/2004	1.6%
Government of Russia, 12.75% due 6/24/2028	1.5%
Government of Russia, 5.00% due 3/31/2030	1.5%
U.S. Treasury Bond, 13.75% due 8/15/2004	1.4%
Government of Russia, 10.00% due 6/26/2007	1.3%
Government of Brazil, 12.25% due 3/6/2030	1.3%
U.S. Treasury Bond, 11.875% due 11/15/2003	0.9%
Innova, 12.875% due 4/1/2007	0.9%

As we reach the end of 2002, what is your outlook for U.S. and world economies and for the performance of domestic and international bond markets?

Worldwide economic activity, while well above late 2001 levels, remains sluggish, undoubtedly being influenced by corporate earnings concerns and the ever-present terrorist threat. However, most key business and manufacturing indicators are much improved over late 2001 levels, in addition to continued strength in domestic consumer spending patterns. Given a generally improved economic landscape, which could be further assisted by the Fed's November 2002 interest rate cut, calendar year 2003 could be poised for an economic rebound. In this environment, both the high-yield and international sectors would be expected to outperform U.S. government securities. In essence, higher income flows are expected to be more representative of bond performance over the coming year.

Federated Strategic Income Fund--Class A Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Income Fund (Class A Shares) (the "Fund") from May 4, 1994 (start of performance) to November 30, 2002 compared to the Lehman Brothers Government/Credit Total Index (LBGCT)2 and the Lipper Multi-Sector Income Funds Average (LMSIFA).3

Average Annual Total Returns[4] For The Year Ended 11/30/2002
1 Year	(1.21)%
5 Years	1.81%
Start of Performance (5/4/1994)	5.32%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT and the LMSIFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBGCT is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LMSIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total returns quoted reflect all applicable sales charges.

Federated Strategic Income Fund--Class B Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Income Fund (Class B Shares) (the "Fund") from July 27, 1995 (start of performance) to November 30, 2002 compared to the Lehman Brothers Government/Credit Total Index (LBGCT)2 and the Lipper Multi-Sector Income Funds Average (LMSIFA).3

Average Annual Total Returns[4] For The Year Ended 11/30/2002
1 Year	(2.50)%
5 Years	1.71%
Start of Performance (7/27/1995)	4.78%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT and the LMSIFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBGCT is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LMSIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Federated Strategic Income Fund--Class C Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Income Fund (Class C Shares) (the "Fund") from May 2, 1994 (start of performance) to November 30, 2002 compared to the Lehman Brothers Government/Credit Total Index (LBGCT)2 and the Lipper Multi-Sector Income Funds Average (LMSIFA).3

Average Annual Total Returns[4] For The Year Ended 11/30/2002
1 Year	1.75%
5 Years	1.99%
Start of Performance (5/2/1994)	5.10%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT and the LMSIFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBGCT is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LMSIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

Federated Strategic Income Fund--Class F Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Income Fund (Class F Shares) (the "Fund") from May 10, 1994 (start of performance) to November 30, 2002 compared to the Lehman Brothers Government/Credit Total Index (LBGCT)2 and the Lipper Multi-Sector Income Funds Average (LMSIFA).3

Average Annual Total Return[4] For The Year Ended 11/30/2002
1 Year	1.40%
5 Years	2.49%
Start of Performance (5/10/1994)	5.65%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT and the LMSIFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBGCT is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LMSIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

November 30, 2002

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--8.4%
		Aerospace & Defense--0.3%
$2,000,000		Raytheon Co., Note, 8.200%, 3/1/2006	$2,202,840

		Automotive--0.1%
775,000		General Motors Corp., MTN, 9.450%, 11/1/2011	839,736

		Banking--0.6%
1,000,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	1,057,430
2,222,664	[1,2]	Regional Diversified Funding, Sr. Note, 9.250%, 3/15/2030	2,419,416
1,000,000	[1,2]	Swedbank, Sub. Note, 7.500%, 11/29/2049	1,104,255

		TOTAL	4,581,101

		Broadcast Radio & TV--0.3%
2,000,000		AOL Time Warner, Inc., Note, 5.625%, 5/1/2005	2,022,500

		Cable Television--0.6%
2,500,000		CF Cable TV, Sr. Note, 9.125%, 7/15/2007	2,606,800
2,000,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	2,095,000

		TOTAL	4,701,800

		Chemicals & Plastics--0.4%
1,450,000	[1,2]	Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020	433,476
1,200,000		Monsanto Co., Sr. Note, 7.375%, 8/15/2012	1,240,776
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.250%, 1/15/2027	1,358,012

		TOTAL	3,032,264

		Consumer Products--0.5%
4,000,000		Albecca, Inc., Company Guarantee, 10.750%, 8/15/2008	4,345,000

		Ecological Services & Equipment--0.4%
2,700,000		Waste Management, Inc., Deb., 8.750%, 5/1/2018	3,003,885

		Finance - Retail--0.2%
1,800,000		Household Finance Corp., Note, 7.000%, 5/15/2012	1,811,538

		Financial Intermediaries--0.1%
500,000		Capital One Financial Corp., Sr. Note, 7.250%, 12/1/2003	498,125

		Forest Products--0.0%
250,000		Pope & Talbot, Inc., Deb., 8.375%, 6/1/2013	227,500

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Insurance--1.1%
$500,000	[3]	AFC Capital Trust I, Bond, 8.207%, 2/3/2027	$187,500
1,500,000		CNA Financial Corp, Bond, 6.950%, 1/15/2018	1,276,875
1,000,000		Conseco Finance Corp., Unsecd. Note, 8.796%, 4/1/2027	10,000
3,164,000		Delphi Financial Group, Note, 8.000%, 10/1/2003	3,257,117
750,000		Delphi Funding LLC, 9.310%, 3/25/2027	578,183
2,000,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	2,121,540
500,000	[1,2]	USF&G Cap, Company Guarantee, 8.312%, 7/1/2046	515,960
500,000		USF&G Corp., Company Guarantee, 8.470%, 1/10/2027	509,140
500,000	[1,2]	Union Central Life Insurance Co., Note, 8.200%, 11/1/2026	501,395

		TOTAL	8,957,710

		Leisure & Entertainment--0.1%
1,000,000		International Speedway Co., Company Guarantee, 7.875%, 10/15/2004	1,065,190

		Metals & Mining--1.2%
1,000,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	1,130,360
1,950,000		INCO Ltd., Note, 9.600%, 6/15/2022	2,058,089
2,300,000	[1,2]	Normandy Finance Ltd., Company Guarantee, 7.500%, 7/15/2005	2,434,311
3,000,000		Placer Dome, Inc., Bond, 8.500%, 12/31/2045	2,803,500
1,125,000		Santa Fe Pacific Gold, Note, 8.375%, 7/1/2005	1,225,654

		TOTAL	9,651,914

		Oil & Gas--1.0%
1,000,000	[1,2]	EOG Company of Canada, Company Guarantee, 7.000%, 12/1/2011	1,079,630
600,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	684,792
1,250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	1,367,050
1,750,000		Sun Co., Inc, Deb., 9.000%, 11/1/2024	1,926,978
2,530,000		Veritas DGC, Inc., Sr. Note, 9.750%, 10/15/2003	2,530,000

		TOTAL	7,588,450

		Printing & Publishing--0.3%
880,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	975,964
1,000,000	[3]	News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,044,370

		TOTAL	2,020,334

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Real Estate--0.1%
$500,000		SUSA Partnership, L.P., 8.200%, 6/1/2017	$620,370

		Retailers--0.2%
2,300,000	[3]	Shopko Stores, Inc., Sr. Note, 9.250%, 3/15/2022	1,805,500

		Technology Services--0.2%
1,650,000		Unisys Corp., Sr. Note, 8.125%, 6/1/2006	1,732,500

		Telecommunications & Cellular--0.2%
625,000	[4]	MetroNet Communications Corp., Sr. Note, 10.625%, 11/1/2008	93,750
1,750,000	[4]	MetroNet Communications Corp., Sr. Note, 12.000%, 8/15/2007	271,250
1,137,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	1,208,063

		TOTAL	1,573,063

		Utilities--0.5%
1,750,000		Homer City Funding LLC, Company Guarantee, 8.734%, 10/1/2026	1,414,481
550,000	[1,2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	493,543
500,000	[1,2]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.750%, 3/1/2009	517,640
1,000,000	[1,2]	Oncor, Inc., 7.000%, 9/1/2022	967,500
1,000,000	[1,2]	Tenaga Nasional, Deb., 7.500%, 1/15/2096	789,300

		TOTAL	4,182,464

		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $72,093,877)	66,463,784

		INTERNATIONAL BONDS--28.0%
		AUSTRALIAN DOLLAR--0.2%
		Sovereign--0.2%
2,000,000		Australia, Government of, Series 808, 8.750%, 8/15/2008	1,302,939

		State/Provincial--0.0%
550,000		Victoria, State of, Local Govt. Guarantee, 10.250%, 11/15/2006	360,399

		TOTAL AUSTRALIAN DOLLAR	1,663,338

		BRITISH POUND--0.3%
		Sovereign--0.3%
1,300,000		United Kingdom, Government of, Foreign Government Guarantee, 11.750%, 1/22/2007	2,043,848

		CANADIAN DOLLAR--0.3%
		Forest Products--0.3%
3,750,000		Avenor Inc, Deb., 10.850%, 11/30/2014	2,589,474

		DANISH KRONE--0.1%
		Sovereign--0.1%
5,250,000		Denmark, Government of, Bullet, 8.000%, 3/15/2006	791,282

Foreign Currency Par Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		EURO--3.8%
		Oil & Gas--0.4%
4,750,000	[1,2]	Petroplus Funding BV, Bond, 10.500%, 10/15/2010	$3,397,255

		Sovereign--3.0%
2,250,000		Austria, Government of, Bond, 5.625%, 7/15/2007	2,389,591
1,000,000		Austria, Government of, Bond, 6.250%, 7/15/2027	1,145,233
3,476,784		Germany, Government of, Deb., 6.250%, 1/4/2024	3,977,582
476,308		Ireland, Government of, Deb., 4.000%, 4/18/2010	462,644
2,704,542		Ireland, Government of, Deb., 9.000%, 9/1/2006	3,184,586
335,696		Italy, Government of, 7.750%, 11/1/2006	381,782
387,342		Italy, Government of, 10.000%, 8/1/2003	402,157
4,699,749		Italy, Government of, Bond, 10.500%, 9/1/2005	5,524,228
1,420,254		Italy, Government of, Deb., 12.000%, 1/1/2003	1,415,182
1,361,340		Netherlands, Government of, Bond, 7.500%, 4/15/2010	1,615,982
680,670		Netherlands, Government of, Bond, 8.250%, 2/15/2007	791,947
1,247,895		Netherlands, Government of, Bond, 8.500%, 6/1/2006	1,433,679
757,275		Spain, Government of, Foreign Government Guarantee, 8.000%, 5/30/2004	805,582

		TOTAL	23,530,175

		Telecommunications & Cellular--0.4%
2,500,000		Jazztel PLC, Sr. Note, 13.250%, 12/15/2009	298,005
3,500,000		Jazztel PLC, Sr. Note, 14.000%, 7/15/2010	278,138
2,500,000		PTC International Finance, Company Guarantee, 11.250%, 12/1/2009	2,607,543

		TOTAL	3,183,686

		TOTAL EURO	30,111,116

		HUNGARIAN FORINT--0.5%
		Banking--0.2%
400,000,000		European Investment Bank, (Series 3), 11.750%, 6/25/2004	1,763,845

		Sovereign--0.3%
450,000,000		Hungary, Government of, Bond, (Series 03/I), 13.000%, 7/24/2003	1,937,970

		TOTAL HUNGARIAN FORINT	3,701,815

		NEW ZEALAND DOLLAR--0.4%
		Sovereign--0.4%
3,520,000		New Zealand, Government of, Bond, 5.500%, 4/15/2003	1,752,764
2,300,000		New Zealand, Government of, Deb., 8.000%, 11/15/2006	1,224,350

		TOTAL	2,977,114

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		POLISH ZLOTY--0.7%
		Sovereign--0.7%
17,750,000		Poland, Government of, Bond, 12.000%, 10/12/2003	$4,632,927
4,500,000		Poland, Government of, Bond, Series 0203, 12.000%, 2/12/2003	1,132,848

		TOTAL	5,765,775

		SOUTH AFRICAN RAND--0.7%
		Government Agency--0.3%
11,000,000		Lesotho Water Authority, Foreign Government Guarantee, 13.000%, 9/15/2010	1,300,330
10,000,000	[1,2]	Telkom SA Ltd., Foreign Government Guarantee, (Series TK01), 10.000%, 3/31/2008	1,027,324

		TOTAL	2,327,654

		Sovereign--0.4%
10,000,000		South Africa, Government of, Bond, 12.000%, 2/28/2005	1,098,099
15,000,000		South Africa, Government of, (Series 157), 13.500%, 9/15/2015	1,958,215

		TOTAL	3,056,314

		TOTAL SOUTH AFRICAN RAND	5,383,968

		SWEDISH KRONA--0.3%
		Sovereign--0.3%
10,500,000		Sweden, Government of, Bond, 8.000%, 8/15/2007	1,321,540
7,500,000		Sweden, Government of, Deb., (Series 1038), 6.500%, 10/25/2006	882,356
3,000,000		Sweden, Government of, (Series 1033), 10.250%, 5/5/2003	339,040

		TOTAL	2,542,936

		U.S. DOLLAR--20.7%
		Cable & Wireless Television--1.2%
$9,000,000		Innova S De R.L., Sr. Note, 12.875%, 4/1/2007	7,210,872
8,000,000		Satelites Mexicanos SA, Sr. Note, (Series B), 10.125%, 11/1/2004	2,440,000

		TOTAL	9,650,872

		Oil & Gas--2.4%
7,200,000		Bluewater Finance Ltd., Company Guarantee, 10.250%, 2/15/2012	6,804,000
3,700,000		CIA Petrolifera Marlim, (Series REGS), 12.250%, 9/26/2008	3,061,750
4,200,000	[1,2]	Companhia Petrolifera Marlim, 12.250%, 9/26/2008	3,496,500
650,000		Pemex Project Funding Master Trust, Company Guarantee, 9.125%, 10/13/2010	719,875
3,900,000		Petrobras International Finance, Sr. Note, 9.750%, 7/6/2011	3,120,000
2,000,000	[1,2]	Petronas Capital Ltd., Company Guarantee, 7.875%, 5/22/2022	2,082,340

		TOTAL	19,284,465

Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--continued
		Paper Products--0.7%
$11,500,000		Corp Durango SA de CV, Sr. Note, 13.750%, 7/15/2009	$5,807,500

		Rail Industry--0.2%
1,350,000		Transportacion Ferroviaria Mexicana SA de CV, Company Guarantee, 11.750%, 6/15/2009	1,289,250

		Retailers--0.8%
7,600,000	[3]	Grupo Elektra SA de CV, Sr. Note, 12.000%, 4/01/2008	6,042,000

		Sovereign--13.1%
9,974,421	[3]	Brazil, Government of, C Bond, 8.000%, 4/15/2014	6,096,865
6,050,000		Brazil, Government of, 8.875%, 4/15/2024	2,979,625
7,975,000		Brazil, Government of, Bond, 11.500%, 3/12/2008	5,562,562
16,250,000		Brazil, Government of, Bond, 12.250%, 3/6/2030	9,888,125
7,600,000		Brazil, Government of, Note, 12.000%, 4/15/2010	4,902,000
6,200,000		Brazil, Government of, Unsub., 11.000%, 8/17/2040	3,503,000
1,000,000	[1,2]	Bulgaria, Government of, Bond, 8.250%, 1/15/2015	1,081,000
6,200,000		Colombia, Government of, Bond, 11.750%, 2/25/2020	6,231,000
7,625,000		Ecuador, Government of, Bond, (Series REGS), 12.000%, 11/15/2012	4,270,000
2,350,000		Mexico, Government of, Bond, 8.000%, 9/24/2022	2,364,687
1,800,000		Peru, Government of, 9.125%, 1/15/2008	1,792,800
3,150,000		Philippines, Government of, Note, 8.375%, 3/12/2009	3,150,000
14,750,000		Russia, Government of, Unsub., (Series REGS), 5.000%, 3/31/2030	11,588,337
5,800,000		Russia, Government of, Unsub., (Series REGS), 8.250%, 3/31/2010	6,165,980
8,800,000		Russia, Government of, Unsub., (Series REGS), 10.000%, 6/26/2007	10,054,000
9,050,000		Russia, Government of, Unsub., (Series REGS), 12.750%, 6/24/2028	11,946,000
2,750,000		South Africa, Government of, Note, 7.375%, 4/25/2012	2,921,875
2,000,000		Turkey, Government of, Note, 11.500%, 1/23/2012	2,080,000
4,550,000		Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030	4,743,375
3,500,000		Venezuela, Government of, Bond, 9.250%, 9/15/2027	2,511,250

		TOTAL	103,832,481

Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--continued
		Telecommunications & Cellular--2.3%
$5,000,000		Netia Holdings, Company Guarantee, 10.250%, 11/1/2007	$1,050,000
8,600,000		Netia Holdings, (Series B), 11.250%, 11/1/2007	1,806,000
6,300,000		Nuevo Grupo Iusacell SA de CV, 14.250%, 12/1/2006	1,386,000
1,762,000		PTC Intl. Finance BV, 10.750%, 7/1/2007	1,806,050
6,500,000	[3]	Partner Communications, Sr. Sub. Note, 13.000%, 8/15/2010	6,857,500
5,100,000		Vimpelcom, Note, (Series REGS), 10.450%, 4/26/2005	5,173,950

		TOTAL	18,079,500

		TOTAL U.S. DOLLAR	163,986,068

		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $253,961,381)	221,556,734

		ASSET-BACKED SECURITIES--0.5%
		Financial Intermediaries--0.2%
2,000,000		Green Tree Financial Corp., Sub. Bond, (Series 1993-4, Class B2), 8.550%, 1/15/2019	1,507,860

		Structure Product--0.3%
1,504,304	[1,2]	125 Home Loan Owner Trust, (Series 1998-1A, Class B1), 9.260%, 2/15/2029	1,571,290
547,963		New Century Home Equity Loan Trust, (Series 1997-NC5, Class M2), 7.240%, 10/25/2028	580,337
26,950	[1]	Option One Mortgage Securities Corp., (Series 2001-3, Class CTFS), 9.660%, 9/26/2031	26,980
300,832	[1,2]	SMFC Trust Asset-Backed Certificates, (Series 1997-A4), 4.864%, 1/28/2027	232,582

		TOTAL	2,411,189

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,368,493)	3,919,049

		U.S. GOVERNMENT AGENCIES--0.0%
		Long-Term Government Obligations--0.0%
313,045		Government National Mortgage Association, 11.000%, 9/15/2015 (IDENTIFIED COST $351,784)	347,871

		U.S. TREASURY OBLIGATIONS--8.6%
		U.S. Treasury Bonds--8.6%
6,500,000		United States Treasury Bond, 10.750%, 2/15/2003	6,626,360
3,500,000		United States Treasury Bond, 10.750%, 8/15/2005	4,261,250
10,550,000	[3]	United States Treasury Bond, 11.625%, 11/15/2004	12,473,054
6,800,000		United States Treasury Bond, 11.875%, 11/15/2003	7,464,904
11,000,000		United States Treasury Bond, 12.000%, 5/15/2005	13,548,810
10,910,000		United States Treasury Bond, 12.375%, 5/15/2004	12,564,938
9,000,000		United States Treasury Bond, 13.750%, 8/15/2004	10,778,220

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $74,242,575)	67,717,536

Principal Amount or Shares			Value in U.S. Dollars
		MUNICIPALS--0.3%
		Municipal Services--0.2%
$750,000		Atlanta & Fulton County, GA, Recreation Authority, (Downtown Arena Project), Taxable Revenue Bonds, (Series 1997), 7.000%, 12/1/2028	$826,537
250,000		McKeesport, PA, Taxable GO UT, (Series 1997B), 7.300%, 3/1/2020	264,548

		TOTAL	1,091,085

		Real Estate--0.1%
900,000		North Central, TX, Housing Finance Corp., (Tiffany Square Apartments), Housing Revenue Bonds (Series 1999-B), 9.100%, 12/1/2014	1,026,774

		TOTAL MUNICIPALS (IDENTIFIED COST $1,892,355)	2,117,859

		MUTUAL FUNDS--52.8%
5,735,387		Emerging Markets Fixed Income Core Fund	63,001,472
1,447,088		Federated Mortgage Core Portfolio	14,832,654
55,592,435		High Yield Bond Portfolio	339,669,778
214,853		Prime Value Obligations Fund, Class IS	214,853

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $572,175,043)	417,718,757

		PREFERRED STOCKS--0.3%
		Financial Intermediaries--0.2%
40,000		Lehman Brothers Holdings, Pfd. 5.670%	1,673,752

		Real Estate--0.1%
9,900	[3]	Prologis Trust, REIT Perpetual Pfd. Stock, (Series C), 8.540%	496,856

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,407)	2,170,608

		WARRANTS--0.0%
		EURO--0.0%
		Telecommunications & Cellular--0.0%
3,000	[4]	Enitel ASA, Warrants	0
3,500	[4]	Jazztel PLC, Warrants	0

		TOTAL	0

Shares			Value in U.S. Dollars
		WARRANTS--continued
		U.S. DOLLAR--0.0%
		Insurance--0.0%
2,013	[4]	Arcadia Financial Ltd., Warrants	$20

		Sovereign--0.0%
250	[4]	Nigeria, Government of, Warrants	0

		TOTAL WARRANTS (IDENTIFIED COST $0)	20

		TOTAL INVESTMENTS (IDENTIFIED COST $981,231,915)[5]	$782,012,218

1 Denotes a security which is subject to restrictions on resale under federal securities laws. At November 30, 2002, these securities amounted to $27,651,249 which represents 3.5% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $27,624,269 which represents 3.5% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 Non-income producing security.

5 The cost of investments for federal tax purposes amounts to $994,261,741. The net unrealized depreciation of investments on a federal tax basis amounts to $212,249,523 which is comprised of $15,717,284 appreciation and $227,966,807 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($790,986,707) at November 30, 2002.

The following acronyms are used throughout this portfolio:

GO	--General Obligation
INS	--Insured
MTN	--Medium-Term Note
REIT	--Real Estate Investment Trust
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002

Assets:
Total investments in securities, at value (identified cost $981,231,915)		$782,012,218
Income receivable		10,317,840
Receivable for investments sold		1,852,056
Receivable for shares sold		2,627,628
Short-term investments held as collateral for securities lending		16,868,802

TOTAL ASSETS		813,678,544

Liabilities:
Payable for investments purchased	$1,783,314
Payable for shares redeemed	756,140
Income distribution payable	2,617,982
Payable for collateral due to broker	16,868,802
Accrued expenses	665,599

TOTAL LIABILITIES		22,691,837

Net assets for 104,489,875 shares outstanding		$790,986,707

Net Assets Consist of:
Paid in capital		$1,054,331,012
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(199,175,390)
Accumulated net realized loss on investments and foreign currency transactions		(57,559,117)
Distributions in excess of net investment income		(6,609,798)

TOTAL NET ASSETS		$790,986,707

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($167,386,577 ÷ 22,104,651 shares outstanding)		$7.57

Offering price per share (100/95.50 of $7.57)[1]		$7.93

Redemption proceeds per share		$7.57

Class B Shares:
Net asset value per share ($550,731,290 ÷ 72,754,298 shares outstanding)		$7.57

Offering price per share		$7.57

Redemption proceeds per share (94.50/100 of $7.57)[2]		$7.15

Class C Shares:
Net asset value per share ($52,299,930 ÷ 6,906,567 shares outstanding)		$7.57

Offering price per share		$7.57

Redemption proceeds per share (99.00/100 of $7.57)[2]		$7.49

Class F Shares:
Net asset value per share ($20,568,910 ÷ 2,724,359 shares outstanding)		$7.55

Offering price per share (100/99.00 of $7.55)[1]		$7.63

Redemption proceeds per share (99.00/100 of $7.55)[2]		$7.47

1 See "What Do Shares Cost?" in the Prospectus.

2 See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2002

Investment Income:
Dividends			$34,619,943
Interest (including income on securities loaned of $20,005; net of foreign taxes withheld of $14,157)			41,737,992
Income allocated from partnership			4,138,400

TOTAL INCOME			80,496,335

Expenses:
Investment adviser fee		$6,777,345
Administrative personnel and services fee		599,596
Custodian fees		152,113
Transfer and dividend disbursing agent fees and expenses		669,299
Directors'/Trustees' fees		7,366
Auditing fees		19,513
Legal fees		9,321
Portfolio accounting fees		160,215
Distribution services fee--Class B Shares		4,318,720
Distribution services fee--Class C Shares		383,061
Distribution services fee--Class F Shares		113,660
Shareholder services fee--Class A Shares		369,246
Shareholder services fee--Class B Shares		1,439,574
Shareholder services fee--Class C Shares		127,687
Shareholder services fee--Class F Shares		56,830
Share registration costs		72,647
Printing and postage		97,372
Insurance premiums		1,764
Taxes		51,551
Miscellaneous		8,961

EXPENSES BEFORE ALLOCATION		15,435,841

Expenses allocated from partnership		21,682

TOTAL EXPENSES		15,457,523

Waivers and Reimbursement:
Waiver of investment adviser fee	$(523,306)
Waiver of transfer and dividend disbursing agent fees and expenses	(9,021)
Waiver of distribution services fee--Class F Shares	(113,660)
Reimbursement of investment adviser fee	(3,064)

TOTAL WAIVERS AND REIMBURSEMENT		(649,051)

Net expenses			14,808,472

Net investment income			65,687,863

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(5,677,915)
Net realized gain allocated from partnership			1,375,562
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(38,788,443)

Net realized and unrealized loss on investments and foreign currency transactions			(43,090,796)

Change in net assets resulting from operations			$22,597,067

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$65,687,863	$75,738,779
Net realized loss on investments and foreign currency transactions including allocation from partnership	(4,302,353)	(18,431,116)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(38,788,443)	5,098,581

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,597,067	62,406,244

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(13,243,187)	(12,139,585)
Class B Shares	(47,127,763)	(51,708,278)
Class C Shares	(4,143,227)	(4,617,581)
Class F Shares	(2,030,170)	(2,477,516)
Distributions from paid in capital
Class A Shares	--	(422,298)
Class B Shares	--	(1,806,875)
Class C Shares	--	(161,132)
Class F Shares	--	(85,502)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(66,544,347)	(73,418,767)

Share Transactions:
Proceeds from sale of shares	270,782,658	205,620,573
Net asset value of shares issued to shareholders in payment of distributions declared	32,616,865	37,249,196
Cost of shares redeemed	(276,355,801)	(212,697,861)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,043,722	30,171,908

Change in net assets	(16,903,558)	19,159,385

Net Assets:
Beginning of period	807,890,265	788,730,880

End of period (including distributions in excess of net investment income of $(6,609,798) and $(7,966,514), respectively)	$790,986,707	$807,890,265

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 8.00	$ 8.10	$ 9.19	$ 9.79	$10.41
Income From Investment Operations:
Net investment income	0.69 [1,2]	0.81	0.84	0.87	0.83
Net realized and unrealized loss on investments and foreign currency transactions	(0.42)[1]	(0.12)	(1.12)	(0.65)	(0.54)

TOTAL FROM INVESTMENT OPERATIONS	0.27	0.69	(0.28)	0.22	0.29

Less Distributions:
Distributions from net investment income	(0.70)	(0.76)	(0.81)	(0.82)	(0.81)
Distributions in excess of net investment income[3]	--	--	--	--	(0.07)
Distributions from paid in capital[4]	--	(0.03)	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.03)

TOTAL DISTRIBUTIONS	(0.70)	(0.79)	(0.81)	(0.82)	(0.91)

Net Asset Value, End of Period	$ 7.57	$ 8.00	$ 8.10	$ 9.19	$ 9.79

Total Return[5]	3.48%	8.77%	(3.37)%	2.30%	2.94%

Ratios to Average Net Assets:

Expenses	1.26%	1.23%	1.19%	1.16%	1.13%

Net investment income	8.83%[1]	9.93%	9.44%	8.93%	8.12%

Expense waiver/reimbursement[6]	0.07%	0.13%	0.19%	0.21%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$167,387	$138,295	$127,397	$148,365	$141,065

Portfolio turnover	50%	58%	60%	51%	93%

1 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03, and decrease the ratio of net investment income to average net assets from 9.31% to 8.83%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles ("GAAP"). These distributions do not represent a return of capital for federal income tax purposes.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 8.00	$ 8.10	$ 9.19	$ 9.79	$10.40
Income From Investment Operations:
Net investment income	0.63 [1,2]	0.76	0.77	0.80	0.75
Net realized and unrealized loss on investments and foreign currency transactions	(0.42)[1]	(0.13)	(1.12)	(0.65)	(0.53)

TOTAL FROM INVESTMENT OPERATIONS	0.21	0.63	(0.35)	0.15	0.22

Less Distributions:
Distributions from net investment income	(0.64)	(0.71)	(0.74)	(0.75)	(0.73)
Distributions in excess of net investment income[3]	--	--	--	--	(0.07)
Distributions from paid in capital[4]	--	(0.02)	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.03)

TOTAL DISTRIBUTIONS	(0.64)	(0.73)	(0.74)	(0.75)	(0.83)

Net Asset Value, End of Period	$ 7.57	$ 8.00	$ 8.10	$ 9.19	$ 9.79

Total Return[5]	2.70%	7.97%	(4.10)%	1.54%	2.17%

Ratios to Average Net Assets:

Expenses	2.01%	1.98%	1.94%	1.91%	1.88%

Net investment income	8.08%[1]	9.18%	8.70%	8.18%	7.37%

Expense waiver/reimbursement[6]	0.07%	0.13%	0.19%	0.21%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$550,731	$592,565	$581,077	$733,507	$689,687

Portfolio turnover	50%	58%	60%	51%	93%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 8.55% to 8.08%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 8.00	$ 8.10	$ 9.19	$ 9.79	$10.41
Income From Investment Operations:
Net investment income	0.63 [1,2]	0.76	0.77	0.80	0.75
Net realized and unrealized loss on investments and foreign currency transactions	(0.42)[1]	(0.13)	(1.12)	(0.65)	(0.54)

TOTAL FROM INVESTMENT OPERATIONS	0.21	0.63	(0.35)	0.15	0.21

Less Distributions:
Distributions from net investment income	(0.64)	(0.71)	(0.74)	(0.75)	(0.73)
Distributions in excess of net investment income[3]	--	--	--	--	(0.07)
Distributions from paid in capital[4]	--	(0.02)	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.03)

TOTAL DISTRIBUTIONS	(0.64)	(0.73)	(0.74)	(0.75)	(0.83)

Net Asset Value, End of Period	$ 7.57	$ 8.00	$ 8.10	$ 9.19	$ 9.79

Total Return[5]	2.70%	7.97%	(4.10)%	1.54%	2.18%

Ratios to Average Net Assets:

Expenses	2.01%	1.98%	1.94%	1.91%	1.88%

Net investment income	8.08%[1]	9.18%	8.66%	8.18%	7.37%

Expense waiver/reimbursement[6]	0.07%	0.13%	0.19%	0.21%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$52,300	$52,146	$52,697	$70,531	$73,509

Portfolio turnover	50%	58%	60%	51%	93%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 8.56% to 8.08%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 7.99	$ 8.09	$ 9.18	$ 9.79	$10.41
Income From Investment Operations:
Net investment income	0.69 [1,2]	0.82	0.84	0.87	0.82
Net realized and unrealized loss on investments and foreign currency transactions	(0.43)[1]	(0.13)	(1.12)	(0.66)	(0.53)

TOTAL FROM INVESTMENT OPERATIONS	0.26	0.69	(0.28)	0.21	0.29

Less Distributions:
Distributions from net investment income	(0.70)	(0.76)	(0.81)	(0.82)	(0.81)
Distributions in excess of net investment income[3]	--	--	--	--	(0.07)
Distributions from paid in capital[4]	--	(0.03)	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.03)

TOTAL DISTRIBUTIONS	(0.70)	(0.79)	(0.81)	(0.82)	(0.91)

Net Asset Value, End of Period	$ 7.55	$ 7.99	$ 8.09	$ 9.18	$ 9.79

Total Return[5]	3.36%	8.78%	(3.38)%	2.20%	2.94%

Ratios to Average Net Assets:

Expenses	1.26%	1.23%	1.19%	1.16%	1.13%

Net investment income	8.83%[1]	9.93%	9.42%	8.92%	8.12%

Expense waiver/reimbursement[6]	0.57%	0.63%	0.69%	0.71%	0.74%

Supplemental Data:

Net assets, end of period (000 omitted)	$20,569	$24,885	$27,560	$34,034	$35,941

Portfolio turnover	50%	58%	60%	51%	93%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03, and decrease the ratio of net investment income to average net assets from 9.30% to 8.83%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times, which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission ("SEC"), the Fund may invest in Federated Core Trust ("Core Trust") which is independently managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

The Fund may also invest in Federated Core Trust II, L.P. ("Core Trust II"), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is managed independently by Federated Investment Management Company, the Fund's Adviser. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The Fund may invest in emerging market fixed income securities primarily by investing in the Emerging Markets Fixed Income Core Fund, (formerly known as International High Income Core Fund) a portfolio of Core Trust II. The investment objective of the Emerging Markets Fixed Income Core Fund is to achieve total return on assets and high levels of income. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from Emerging Markets Fixed Income Core Fund. The financial statements of Emerging Markets Fixed Income Core Fund are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the partnership in which the Fund shares a majority interest. The financial statements of Emerging Markets Fixed Income Core Fund should be read in conjunction with the Fund's financial statements. The valuation of securities held by Emerging Markets Fixed Income Core Fund is discussed in the notes to its financial statements.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purpose as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective December 1, 2001, the Corporation adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2001			For the Year Ended 11/30/2002
	Cost of Investments	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)
Increase (Decrease)	$(11,048,862)	$(12,545)	$(11,036,317)	$(3,757,000)	$(379,541)	$4,136,541

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to various book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$(577,112)	$13,249,517	$(12,672,405)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of November 30, 2002, the tax composition of dividends was as follows:

Ordinary income	$66,544,.347

Long-term capital gains	--

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$110,338

Undistributed long-term capital gains	--

Unrealized depreciation	$212,205,216

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax treatment of wash sales loss deferrals.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At November 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $44,945,339 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 16,617,166

2008	$ 7,257,665

2009	$15,741,297

2010	$ 5,329,211

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$16,231,110	$16,868,802

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

For the year ended November 30, 2002, the Fund had no outstanding foreign currency exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on the restricted illiquid security held at November 30, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Option One Mortgage Securities Corp., Series 2001-3, 9.66%, 9/26/2031	8/15/01	$26,948

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for a trade date basis.

CAPITAL STOCK

At November 30, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class B Shares	2,000,000,000
Class C Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	5,000,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2002		2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,171,308	$124,833,804	7,975,190	$65,651,783
Shares issued to shareholders in payment of distributions declared	1,079,335	8,355,404	991,947	8,120,396
Shares redeemed	(12,431,280)	(96,456,617)	(7,409,040)	(61,201,056)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,819,363	$36,732,591	1,558,097	$12,571,123

Year Ended November 30	2002		2001
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	14,308,817	$111,427,764	13,762,113	$113,695,007
Shares issued to shareholders in payment of distributions declared	2,704,834	21,002,904	3,056,614	25,025,118
Shares redeemed	(18,343,338)	(141,800,656)	(14,492,510)	(118,865,476)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,329,687)	$(9,369,988)	2,326,217	$19,854,649

Year Ended November 30	2002		2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,291,889	$33,316,949	3,071,619	$25,184,070
Shares issued to shareholders in payment of distributions declared	319,392	2,479,557	376,293	3,096,120
Shares redeemed	(4,222,050)	(33,045,950)	(3,439,354)	(28,127,142)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	389,231	$2,750,556	8,558	$153,048

Year Ended November 30	2002		2001
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	155,669	$1,204,141	131,594	$1,089,713
Shares issued to shareholders in payment of distributions declared	100,518	779,000	125,181	1,007,562
Shares redeemed	(646,722)	(5,052,578)	(547,086)	(4,504,187)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(390,535)	$(3,069,437)	(290,311)	$(2,406,912)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,488,372	$27,043,722	3,602,561	$30,171,908

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and the Federated Global Investment Management Corp. ("FGIMC"), FGIMC receives an allocable portion of the Fund's investment adviser fee. Such allocation is based on the amount of foreign securities which FGIMC manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order, issued by the SEC the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares, Class C Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.50%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the year ended November 30, 2002, were as follows:

Purchases	$389,049,672

Sales	$374,450,798

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2002 were as follows:

Purchases	$26,255,763

Sales	$13,888,181

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2002, the Fund did not designate any long-term capital gain dividends.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED STRATEGIC INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Strategic Income Fund (the "Fund") (a portfolio of Federated Fixed Income Securities, Inc.) as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Strategic Income Fund as of November 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 7, 2003

Portfolio of Investments--Emerging Markets Fixed Income Core Fund

November 30, 2002

Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--14.9%
		Broadcast Radio & TV--1.4%
$1,250,000		TV Azteca SA de CV, Sr. Note, (Series B), 10.50%, 2/15/2007	$1,075,333

		Cable & Wireless Television--1.4%
1,400,000		Innova S De R.L., Sr. Note, 12.875%, 4/1/2007	1,121,691

		Container & Glass Products--1.0%
1,000,000		Vicap SA, Sr. Note, (Series EXCH), 11.375%, 5/15/2007	815,000

		Oil & Gas--7.2%
3,000,000		Pemex Project Funding Master, Note, (Series REGS), 8.00%, 11/15/2011	3,093,990
1,400,000		Petrobras International Finance, Sr. Note, 9.75%, 7/6/2011	1,120,000
1,500,000	[1]	Petronas Capital Ltd., Company Guarantee, 7.875%, 5/22/2022	1,561,755

		TOTAL	5,775,745

		Paper Products--0.7%
600,000		Corporacion Durango SA De CV, Sr. Note, 13.125%, 8/1/2006	336,000
500,000		Corporacion Durango SA De CV, Sr. Note, 13.75%, 7/15/2009	252,500

		TOTAL	588,500

		Telecommunications & Cellular--3.2%
1,300,000		PCCW-HKTC Capital Ltd., Company Guarantee, (Series REGS), 7.75%, 11/15/2011	1,335,230
1,300,000		Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012	1,267,500

		TOTAL	2,602,730

		TOTAL CORPORATE BONDS (IDENTIFIED COST $12,902,204)	11,978,999

		GOVERNMENT AGENCY--0.8%
600,000		Banque Centrale de Tunisie, Unsub., 7.375%, 4/25/2012 (IDENTIFIED COST $592,182)	625,500

		SOVEREIGN GOVERNMENTS--81.1%
2,500,000		Brazil, Government of, Bond, 12.25%, 3/6/2030	1,521,250
5,972,339		Brazil, Government of, C Bond, 8.00%, 4/15/2014	3,650,592
1,800,000		Brazil, Government of, Note, 11.50%, 3/12/2008	1,255,500
2,200,000		Brazil, Government of, Note, 12.00%, 4/15/2010	1,419,000
3,350,000		Brazil, Government of, Unsub., 8.875%, 4/15/2024	1,649,875
6,250,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	3,531,250
1,100,000	[1]	Bulgaria, Government of, Bond, 8.25%, 1/15/2015	1,189,100
650,000		Bulgaria, Government of, Bond, 8.25%, 1/15/2015	706,485
2,700,000		Colombia, Government of, Bond, 11.75%, 2/25/2020	2,713,500
Principal Amount			Value in U.S. Dollars
		SOVEREIGN GOVERNMENTS--continued
$950,000		Dominican Republic, Government of, Bond, 9.50%, 9/27/2006	$1,021,896
1,920,000		Ecuador, Government of, Bond, 12.00%, 11/15/2012	1,075,200
1,100,000		El Salvador, Government of, Bond, 8.25%, 4/10/2032	1,038,125
4,000,000		Mexico, Government of, Bond, 8.00%, 9/24/2022	4,025,000
2,500,000		Mexico, Government of, Bond, 8.30%, 8/15/2031	2,578,125
2,650,000		Mexico, Government of, Note, 8.375%, 1/14/2011	2,917,650
3,200,000		Mexico, Government of, Note, 9.875%, 2/1/2010	3,780,800
985,000		Panama, Government of, Bond, 8.875%, 9/30/2027	980,075
1,115,000		Panama, Government of, Bond, 9.375%, 1/16/2023	1,115,000
300,000		Peru, Government of, 9.125%, 1/15/2008	298,800
1,650,000		Peru, Government of, Note, 9.125%, 2/21/2012	1,555,125
1,000,000		Philippines, Government of, 9.875%, 1/15/2019	986,250
1,225,000		Philippines, Government of, Note, 10.625%, 3/16/2025	1,255,625
2,100,000		Russia, Government of, Unsub., (Series REGS), 10.00%, 6/26/2007	2,399,250
4,300,000		Russia, Government of, Unsub., (Series REGS), 8.25%, 3/31/2010	4,571,330
2,500,000		Russia, Government of, Unsub., (Series REGS), 12.75%, 6/24/2028	3,300,000
6,100,000		Russia, Government of, Unsub., (Series REGS), 5.00%, 3/31/2030	4,792,465
1,000,000		South Africa, Government of, Note, 7.375%, 4/25/2012	1,062,500
1,500,000		South Africa, Government of, Note, 8.50%, 6/23/2017	1,676,250
600,000		Turkey, Government of, Note, 11.50%, 1/23/2012	624,000
3,700,000		Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030	3,857,250
3,800,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	2,726,500

		TOTAL SOVEREIGN GOVERNMENTS (IDENTIFIED COST $65,057,552)	65,273,768

		REPURCHASE AGREEMENT--1.7%
1,414,000		Repurchase agreement with J.P. Morgan Securities, Inc., dated 11/29/2002 due 12/2/2002 at 1.400%, collateralized by U.S. government agencies with various maturities to 2032 (repurchase proceeds $1,414,165) (cost of $1,414,000)	1,414,000

		TOTAL INVESTMENTS (IDENTIFIED COST $79,965,938)[2]	$79,292,267

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the fund's Board of Directors. At November 30, 2002, these securities amounted to $2,750,855 which represents 3.4% of net assets.

2 The cost of investments for generally accepted accounting principles ("GAAP") is $79,965,938. Cost for federal tax purposes amounts to $79,894,745. The difference between GAAP and cost on a tax basis is related to the amortization/accretion on tax elections on fixed income securities. The net unrealized depreciation of investments on a federal tax basis amounts to $602,478, which is comprised of $3,631,579 appreciation and $4,234,057 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($80,514,531) at November 30, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities--Emerging Markets Fixed Income Core Fund

November 30, 2002

Assets:
Total investments in securities, at value (identified cost $79,965,938)		$79,292,267
Cash		25,271
Income receivable		1,911,608
Receivable for investments sold		722,701

TOTAL ASSETS		81,951,847

Liabilities:
Payable for investments purchased	$1,399,474
Accrued expenses	37,842

TOTAL LIABILITIES		1,437,316

Net assets for 7,329,701 shares outstanding		$80,514,531

Net Assets Consist of:
Paid in capital		$72,840,678
Net unrealized depreciation of investments		(673,671)
Accumulated net realized gain on investments		2,260,450
Accumulated net investment income		6,087,074

TOTAL NET ASSETS		$80,514,531

Net Asset Value, Offering Price and Redemption Proceeds Per Share
$80,514,531 ÷ 7,329,701 shares outstanding		$10.98

See Notes which are an integral part of the Financial Statements

Statement of Operations--Emerging Markets Fixed Income Core Fund

Period Ended November 30, 20021

Investment Income:
Interest		$6,118,655

Expenses:
Custodian fees	$24,150
Transfer and dividend disbursing agent fees and expenses	13,684
Auditing fees	17,000
Legal fees	149,127
Portfolio accounting fees	40,539
Insurance premiums	1,500
Taxes	25,100
Miscellaneous	500

TOTAL EXPENSES	271,600

Reimbursement:
Reimbursement of other operating expenses	(240,019)

Net expenses		31,581

Net investment income		6,087,074

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		2,260,450
Net unrealized depreciation of investments		(673,671)

Net realized and unrealized gain on investments		1,586,779

Change in net assets resulting from operations		$7,673,853

1 For the period from January 14, 2002 (date of initial investment) to November 30, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets--Emerging Markets Fixed Income Core Fund

Period Ended 11/30/2002 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,087,074
Net realized gain on investments	2,260,450
Net unrealized depreciation of investments	(673,671)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,673,853

Share Transactions:
Proceeds from contributions	133,407,699
Fair value of withdrawals	(60,567,021)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	72,840,678

Change in net assets	80,514,531

Net Assets:
Beginning of period	--

End of period	$80,514,531

1 For the period from January 14, 2002 (date of initial investment) to November 30, 2002.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Emerging Markets Fixed Income Core Fund

(For a Share Outstanding Throughout the Period)

Period Ended 11/30/2002 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.83 [2]
Net realized and unrealized gain on investments	0.15 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.98

Net Asset Value, End of Period	$10.98

Total Return[3]	9.80%

Ratios to Average Net Assets:

Expenses	0.05%[4]

Net investment income	10.58%[2,4]

Expense waiver/reimbursement[5]	0.42%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$80,515

Portfolio turnover	178%

1 Reflects operations for the period from January 14, 2002 (date of initial investment) to November 30, 2002.

2 Effective January 14, 2002, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the period ended November 30, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 10.39% to 10.58%.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements--Emerging Markets Fixed Income Core Fund

November 30, 2002

ORGANIZATION

Emerging Markets Fixed Income Core Fund (formerly known as International High Income Core Fund) (the "Fund") is a non-diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the state of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors.

The Fund's investment objective is to achieve total return on assets and a high level of income, by investing in an unhedged portfolio of foreign, high-yield, fixed-income securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Fixed income securities (government securities, asset backed securities and other fixed income securities), listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. With respect to valuation of foreign securities, trading in foreign cities may be completed at times, that vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions and Tax

Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Effective January 14, 2002, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

For the Period Ended 11/30/2002
	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Loss
Increase (Decrease)	$108,955	$(71,193)	$(37,762)

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund).

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Contributions/Withdrawals

Transactions in shares were as follows:

	For the Period Ended 11/30/ 2002	[1]
Proceeds from contributions	13,036,698
Fair value of withdrawals	(5,706,997)

TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS	7,329,701

1 For the period from January 14, 2002 (date of initial investment) to November 30, 2002.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, is the Fund's investment adviser (the "Adviser") subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at anytime at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at no fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended November 30, 2002, were as follows:

Purchases	$114,704,984

Sales	$113,741,504

Concentration of Credit Risk

Compared to diversified mutual funds, the Fund, may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations.

Additionally, political or economic developments may have an effect on the liquidity or volatility of portfolio securities and currency holdings.

Report of Ernst & Young LLP, Independent Auditors--Emerging Markets Fixed Income Core Fund

TO THE BOARD OF DIRECTORS OF FEDERATED CORE TRUST II, L.P. AND SHAREHOLDERS OF EMERGING MARKETS FIXED INCOME CORE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Fixed Income Core Fund (formerly, International High Income Core Fund) (the "Fund") (one of the portfolios constituting Federated Core Trust II, L.P.) as of November 30, 2002, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from January 14, 2002 (commencement of operations) through November 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Emerging Markets Fixed Income Core Fund of Federated Core Trust II, L.P. at November 30, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period from January 14, 2002 (commencement of operations) through November 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
January 9, 2003

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 140 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1991	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Strategic Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00324-02 (1/03)